United States

Securities and Exchange Commission

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07925

(Investment Company Act file number)

WesMark Funds

(Exact name of Registrant as specified in charter)

One Bank Plaza, 5th floor

Wheeling, WV 26003

(Address of principal executive offices)

(304) 234-9000

(Registrant’s telephone number)

Nicholas Adams, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:  December 31

Date of reporting period:  January 1 – June 30, 2022

Item 1. Reports to Stockholders.

Small Company Fund

Large Company Fund

Balanced Fund

Government Bond Fund

West Virginia Municipal Bond Fund

Tactical Opportunity Fund

WesMark Funds℠

Semi-Annual Report » 6.30.22

WesMark Small Company Fund	» WMKSX
WesMark Large Company Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

Table of Contents

June 30, 2022

Small Company Fund
Portfolio of Investments Summary Table	2
Portfolio of Investments	3
Large Company Fund
Portfolio of Investments Summary Table	6
Portfolio of Investments	7
Balanced Fund
Portfolio of Investments Summary Table	10
Portfolio of Investments	11
Government Bond Fund
Portfolio of Investments Summary Table	16
Portfolio of Investments	17
West Virginia Municipal Bond Fund
Portfolio of Investments Summary Table	22
Portfolio of Investments	23
Tactical Opportunity Fund
Portfolio of Investments Summary Table	27
Portfolio of Investments	28
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	32
Financial Highlights	35
Notes to Financial Statements	41
Shareholder Expense Example	54
Board of Trustees and Trust Officers	55
Board Review of Advisory Contract	57
Additional Information	59
Glossary of Terms	60

Semi-Annual Report » June 30, 2022

Portfolio of Investments Summary Table

WesMark Small Company Fund*	June 30, 2022 (Unaudited)

As of June 30, 2022, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	85.8%
SHORT TERM INVESTMENTS(2)	8.1%
EXCHANGE TRADED FUNDS (ETF)	4.8%
OTHER ASSETS AND LIABILITIES - NET(3)	1.3%
TOTAL NET ASSETS	100.0%

As of June 30, 2022, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	21.6%
Industrials	16.7%
Information Technology	14.5%
Consumer Discretionary	7.5%
Health Care	6.7%
Consumer, Non-Cyclical	5.8%
Exchange Traded Funds	4.8%
Energy	4.5%
Technology	2.9%
Utilities	1.7%
Communication Services	1.4%
Consumer, Cyclical	1.1%
Materials	0.5%
Communications	0.4%
Consumer Staples	0.3%
Basic Materials	0.2%
Equity Portfolio Sub-Total	90.6%
Short Term Investments(2)	8.1%
Other Assets and Liabilities - Net(3)	1.3%
Total Net Assets	100.0%

*	Prior to July 23, 2021, the WesMark Small Company Fund was known as the WesMark Small Company Growth Fund.
(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund's advisor.

2	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2022 (Unaudited)	WesMark Small Company Fund

Shares		Value
COMMON STOCKS-85.8%
BASIC MATERIALS-0.2%
	Chemicals-0.2%
6,591	Hawkins, Inc.	$237,474

TOTAL BASIC MATERIALS		237,474

COMMUNICATION SERVICES-1.4%
	Interactive Media & Services-1.4%
62,206	Cargurus, Inc.(1)	1,336,807

TOTAL COMMUNICATION SERVICES		1,336,807

COMMUNICATIONS-0.4%
	Telecommunications-0.4%
47,527	Extreme Networks, Inc.(1)	423,941

TOTAL COMMUNICATIONS		423,941

CONSUMER, CYCLICAL-1.1%
	Home Builders-0.3%
5,932	Skyline Champion Corp.(1)	281,295

	Lodging-0.8%
20,178	Travel + Leisure Co.	783,310

TOTAL CONSUMER, CYCLICAL		1,064,605

CONSUMER DISCRETIONARY-7.5%
	Automotive Retail-4.4%
8,156	Asbury Automotive Group, Inc.(1)	1,381,137
10,713	Lithia Motors, Inc., Class A	2,944,040
		4,325,177
	Consumer Electronics-0.7%
36,039	Sonos, Inc.(1)	650,144

	Industrials-2.4%
40,816	Korn Ferry	2,368,144

TOTAL CONSUMER DISCRETIONARY		7,343,465
Shares		Value
CONSUMER STAPLES-0.3%
	Food Retail-0.3%
12,207	Sprouts Farmers Market, Inc.(1)	$309,081

TOTAL CONSUMER STAPLES		309,081

CONSUMER, NON-CYCLICAL-5.8%
	Agriculture-0.6%
17,479	Andersons, Inc.	576,632

	Commercial Services-2.1%
7,286	AMN Healthcare Services, Inc.(1)	799,347
55,575	Custom Truck One Source, Inc.(1)	311,220
35,615	Driven Brands Holdings, Inc.(1)	980,837
		2,091,404
	Food-0.5%
24,966	Hostess Brands, Inc.(1)	529,529

	Healthcare-Products-1.0%
25,874	Artivion, Inc.(1)	488,501
6,488	Integer Holdings Corp.(1)	458,442
		946,943
	Healthcare-Services-1.6%
27,229	Select Medical Holdings Corp.	643,149
29,607	Surgery Partners, Inc.(1)	856,234
		1,499,383
TOTAL CONSUMER, NON-CYCLICAL		5,643,891

ENERGY-4.5%
	Oil & Gas Equipment & Services-0.9%
42,571	ChampionX Corp.	845,034

	Oil & Gas Exploration & Production-1.1%
26,294	Callon Petroleum Co.(1)	1,030,725

	Oil&Gas-2.5%
9,189	Civitas Resources, Inc.	480,493
100,523	Comstock Resources, Inc.(1)	1,214,318
16,286	Matador Resources Co.	758,765
		2,453,576
TOTAL ENERGY		4,329,335

FINANCIALS-21.6%
	Asset Management & Custody Banks-1.3%
16,534	Focus Financial Partners, Inc., Class A(1)	563,148

Semi-Annual Report | June 30, 2022	3

Portfolio of Investments

WesMark Small Company Fund	June 30, 2022 (Unaudited)

Shares		Value
28,962	Victory Capital Holdings, Inc., Class A	$697,984
		1,261,132
	Insurance-0.7%
24,808	Jackson Financial, Inc., Class A	663,614

	Investment Banking & Brokerage-3.9%
68,311	Stifel Financial Corp.	3,826,782

	Private Equity-0.7%
46,152	Bridge Investment Group Holdings, Inc., Class A	671,050

	Regional Banks-14.5%
27,827	Ameris Bancorp	1,118,089
34,808	Atlantic Union Bankshares Corp.	1,180,687
62,942	BankUnited, Inc.	2,238,847
16,169	Banner Corp.	908,859
37,281	Cadence Bank	875,358
23,121	Community Bank System, Inc.	1,463,097
46,246	First Bancorp/Southern Pines, NC	1,613,985
120,427	First Foundation, Inc.	2,466,345
52,504	Old National Bancorp	776,534
8,527	South State Corp.	657,858
28,160	Trustmark Corp.	821,990
		14,121,649
	REITS-0.5%
14,075	Safehold, Inc.	497,833

TOTAL FINANCIALS		21,042,060

HEALTH CARE -6.7%
	Health Care Distributors-1.2%
38,036	Patterson Cos., Inc.	1,152,491

	Health Care Equipment-1.1%
6,525	AtriCure, Inc.(1)	266,611
14,656	Integra LifeSciences Holdings Corp.(1)	791,864
		1,058,475
	Health Care Supplies-1.2%
50,028	Neogen Corp.(1)	1,205,175

	Life Sciences Tools & Services-3.2%
43,208	Syneos Health, Inc.(1)	3,097,149

TOTAL HEALTH CARE		6,513,290
Shares		Value
INDUSTRIALS-16.7%
	Aerospace & Defense-2.4%
29,619	Moog, Inc., Class A	$2,351,452

	Air Freight & Logistics-0.7%
10,473	Atlas Air Worldwide Holdings, Inc.(1)	646,289

	Building Products-1.6%
28,646	AAON, Inc.	1,568,655

	Construction & Engineering-7.4%
28,922	Granite Construction, Inc.	842,787
50,419	Quanta Services, Inc.	6,319,517
		7,162,304
	Construction Machinery & Heavy Trucks-1.6%
83,726	Shyft Group, Inc.	1,556,466

	Environmental Control-1.5%
45,070	Evoqua Water Technologies Corp.(1)	1,465,226

	Machinery-Diversified-1.5%
14,705	Applied Industrial Technologies, Inc.	1,414,180

TOTAL INDUSTRIALS		16,164,572

INFORMATION TECHNOLOGY-14.5%
	Application Software-2.9%
81,254	Box, Inc., Class A(1)	2,042,726
31,187	PagerDuty, Inc.(1)	772,814
		2,815,540
	Data Processing & Outsourced Services-1.3%
49,338	I3 Verticals, Inc., Class A(1)	1,234,437

	Electronic Components-1.6%
91,551	Knowles Corp.(1)	1,586,579

	Electronic Equipment & Instruments-1.5%
17,549	OSI Systems, Inc.(1)	1,499,387

	IT Consulting & Other Services-1.2%
12,363	Science Applications International Corp.	1,150,995

	Systems Software-3.9%
6,656	Qualys, Inc.(1)	839,588
13,149	Rapid7, Inc.(1)	878,353

4	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2022 (Unaudited)	WesMark Small Company Fund

Shares		Value
71,061	Varonis Systems, Inc.(1)	$2,083,509
		3,801,450
	Technology Hardware, Storage & Peripherals-2.1%
78,873	Pure Storage, Inc., Class A(1)	2,027,825

TOTAL INFORMATION TECHNOLOGY		14,116,213

MATERIALS-0.5%
	Chemicals-0.5%
4,400	HB Fuller Co.	264,924
2,300	Stepan Co.	233,105
		498,029
TOTAL MATERIALS		498,029

TECHNOLOGY- 2.9%
	Semiconductors-2.9%
43,339	Amkor Technology, Inc.	734,596
57,968	SMART Global Holdings, Inc.(1)	948,936
36,129	Ultra Clean Holdings, Inc.(1)	1,075,560
		2,759,092
TOTAL TECHNOLOGY		2,759,092

UTILITIES-1.7%
	Electric-0.9%
11,526	Black Hills Corp.	838,747

	Electric Utilities-0.8%
15,445	Portland General Electric Co.	746,457

TOTAL UTILITIES		1,585,204

TOTAL COMMON STOCKS
(Cost $60,075,138)		83,367,059

EXCHANGE TRADED FUNDS-4.8%
50,131	iShares® Core S&P Small-Cap® ETF	4,632,606

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,493,551)		4,632,606
Shares		Value
SHORT TERM INVESTMENTS-8.1%
	Mutual Funds-8.1%
7,866,073	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 1.407% (at net asset value)	$7,866,073

TOTAL SHORT TERM INVESTMENTS
(Cost $7,866,073)		7,866,073

TOTAL INVESTMENTS-98.7%
(Cost $73,434,762)		95,865,738
OTHER ASSETS AND LIABILITIES-NET(2)-1.3%		1,281,742
NET ASSETS-100.0%		$97,147,480
(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of June 30, 2022.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2022	5

Portfolio of Investments Summary Table

WesMark Large Company Fund*	June 30, 2022 (Unaudited)

As of June 30, 2022, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	92.6%
SHORT TERM INVESTMENTS(2)	3.8%
EXCHANGE TRADED FUNDS (ETF)	2.7%
OTHER ASSETS AND LIABILITIES - NET(3)	0.9%
TOTAL NET ASSETS	100.0%

As of June 30, 2022, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	20.2%
Health Care	19.5%
Consumer Discretionary	9.8%
Industrials	9.5%
Financials	9.1%
Technology Hardware & Storage	6.0%
Consumer Staples	5.2%
Interactive Media & Services	3.7%
Exchange Traded Funds	2.7%
Energy	2.2%
Communications	2.0%
Movies & Entertainment	1.7%
Consumer, Non-Cyclical	1.2%
Materials	1.2%
Utilities	0.5%
Technology	0.5%
Basic Materials	0.3%
Equity Portfolio Sub-Total	95.3%
Short Term Investments(2)	3.8%
Other Assets and Liabilities - Net(3)	0.9%
Total Net Assets	100.0%

*	Prior to July 23, 2021, the WesMark Large Company Fund was known as the WesMark Growth Fund.
(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund's advisor.

6	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2022 (Unaudited)	WesMark Large Company Fund

Shares		Value
COMMON STOCKS-92.6%
BASIC MATERIALS-0.3%
	Mining-0.3%
27,353	Freeport-McMoRan, Inc.	$800,349

TOTAL BASIC MATERIALS		800,349

COMMUNICATIONS-2.0%
	Internet-2.0%
38,196	Meta Platforms, Inc., Class A(1)	6,159,105

TOTAL COMMUNICATIONS		6,159,105

CONSUMER DISCRETIONARY-9.8%
	Auto Parts & Equipment-0.8%
26,248	Aptiv PLC(1)	2,337,909

	General Merchandise Stores-0.6%
7,151	Dollar Tree, Inc.(1)	1,114,483
4,139	Target Corp.	584,551
		1,699,034
	Home Improvement Retail-3.1%
34,000	Home Depot, Inc.	9,325,180

	Hotels, Resorts & Cruise Lines-0.2%
3,418	Marriott International, Inc., Class A	464,882

	Internet & Direct Marketing Retail-4.6%
119,940	Amazon.com, Inc.(1)	12,738,827
12,748	Expedia Group, Inc.(1)	1,208,893
		13,947,720
	Restaurants-0.5%
27,991	Restaurant Brands International, Inc.	1,403,749

TOTAL CONSUMER DISCRETIONARY		29,178,474

CONSUMER STAPLES-5.2%
	Agricultural Products-0.2%
8,622	Archer-Daniels-Midland Co.	669,067

	Distillers & Vintners-2.3%
29,956	Constellation Brands, Inc., Class A	6,981,545
Shares		Value
	Food & Staples Retailing-0.5%
25,868	BJ's Wholesale Club Holdings, Inc.(1)	$1,612,094

	Household Products-1.1%
22,796	Procter & Gamble Co.	3,277,837

	Packaged Foods & Meats-1.1%
52,742	Mondelez International, Inc., Class A	3,274,751

TOTAL CONSUMER STAPLES		15,815,294

CONSUMER, NON-CYCLICAL-1.2%
	Biotechnology-0.3%
9,383	Royalty Pharma PLC, Class A	394,461
2,196	Vertex Pharmaceuticals, Inc.(1)	618,811
		1,013,272
	Pharmaceuticals-0.9%
8,586	Cigna Corp.	2,262,583
9,708	Dexcom, Inc.(1)	723,537
		2,986,120
TOTAL CONSUMER, NON-CYCLICAL		3,999,392

ENERGY-2.2%
	Energy-Alternate Sources-0.3%
5,316	Enphase Energy, Inc.(1)	1,037,896

	Oil & Gas Exploration & Production-1.9%
28,774	ConocoPhillips	2,584,193
33,109	Devon Energy Corp.	1,824,637
9,479	Diamondback Energy, Inc.	1,148,381
1,831	Pioneer Natural Resources Co.	408,459
		5,965,670
TOTAL ENERGY		7,003,566

FINANCIALS-9.1%
	Asset Management & Custody Banks-3.5%
17,566	BlackRock, Inc.	10,698,397

	Banks-0.4%
37,416	Bank of America Corp.	1,164,760

	Diversified Financial Services-0.2%
3,384	LPL Financial Holdings, Inc.	624,280

	Investment Banking & Brokerage-3.9%
9,747	The Goldman Sachs Group, Inc.	2,895,054

Semi-Annual Report | June 30, 2022	7

Portfolio of Investments

WesMark Large Company Fund	June 30, 2022 (Unaudited)

Shares		Value
116,509	Morgan Stanley	$8,861,675
		11,756,729
	Regional Banks-1.1%
96,977	Citizens Financial Group, Inc.	3,461,109

TOTAL FINANCIALS		27,705,275

HEALTH CARE-19.5%
	Biotechnology-3.4%
29,978	AbbVie, Inc.	4,591,432
23,491	Amgen, Inc.	5,715,360
		10,306,792
	Health Care Equipment-3.4%
78,799	Abbott Laboratories	8,561,511
17,630	Zimmer Biomet Holdings, Inc.	1,852,208
		10,413,719
	Life Sciences Tools & Services-3.5%
14,514	IQVIA Holdings, Inc.(1)	3,149,393
13,979	Thermo Fisher Scientific, Inc.	7,594,511
		10,743,904
	Managed Health Care-5.3%
31,650	UnitedHealth Group, Inc.	16,256,390

	Pharmaceuticals-3.9%
65,707	Merck & Co., Inc.	5,990,507
34,468	Zoetis, Inc.	5,924,705
		11,915,212
TOTAL HEALTH CARE		59,636,017

INDUSTRIALS-9.5%
	Aerospace & Defense-2.5%
14,730	Howmet Aerospace, Inc.	463,258
72,352	Raytheon Technologies Corp.	6,953,751
		7,417,009
	Construction & Farm Machinery & Heavy Trucks-0.2%
2,339	Deere & Co.	700,460

	Electronics-0.2%
14,000	Fortive Corp.	761,320

	Engineering & Construction-1.3%
29,946	Jacobs Engineering Group, Inc.	3,807,035

	Industrial Conglomerates-3.0%
6,195	Danaher Corp.	1,570,556
Shares		Value
19,500	Roper Technologies, Inc.	$7,695,675
		9,266,231
	Industrial Machinery-1.6%
20,201	Parker-Hannifin Corp.	4,970,456

	Machinery-Diversified-0.2%
4,947	AGCO Corp.	488,269

	Trading Companies & Distributors-0.5%
6,391	United Rentals, Inc.(1)	1,552,438

TOTAL INDUSTRIALS		28,963,218

INFORMATION TECHNOLOGY-20.2%
	Application Software-2.1%
4,736	Adobe, Inc.(1)	1,733,660
28,090	Salesforce, Inc.(1)	4,635,974
		6,369,634
	Data Processing & Outsourced Services-3.4%
25,662	Mastercard, Inc., Class A	8,095,848
31,251	PayPal Holdings, Inc.(1)	2,182,570
		10,278,418
	IT Consulting & Other Services-1.9%
20,626	Accenture PLC, Class A	5,726,809

	Semiconductors-7.1%
28,061	Broadcom, Inc.	13,632,314
21,813	NVIDIA Corp.	3,306,633
93,023	ON Semiconductor Corp.(1)	4,679,987
		21,618,934
	Systems Software-5.7%
46,338	Microsoft Corp.	11,900,989
50,505	Oracle Corp.	3,528,784
4,041	ServiceNow, Inc.(1)	1,921,576
		17,351,349
TOTAL INFORMATION TECHNOLOGY		61,345,144

INTERACTIVE MEDIA & SERVICES-3.7%
	Internet Software & Services-3.7%
5,163	Alphabet, Inc., Class A(1)	11,251,519

TOTAL INTERACTIVE MEDIA & SERVICES		11,251,519

8	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2022 (Unaudited)	WesMark Large Company Fund

Shares		Value
MATERIALS-1.2%
	Specialty Chemicals-1.2%
31,455	PPG Industries, Inc.	$3,596,565

TOTAL MATERIALS		3,596,565

MOVIES & ENTERTAINMENT-1.7%
	Communication Services-1.7%
55,000	Walt Disney Co.(1)	5,192,000

TOTAL MOVIES & ENTERTAINMENT		5,192,000

TECHNOLOGY- 0.5%
	Software-0.5%
3,285	MongoDB, Inc.(1)	852,458
73,201	Palantir Technologies, Inc., Class A(1)	663,933
		1,516,391
TOTAL TECHNOLOGY		1,516,391

TECHNOLOGY HARDWARE & STORAGE-6.0%
	Communications Equipment-6.0%
133,953	Apple, Inc.	18,314,054

TOTAL TECHNOLOGY HARDWARE & STORAGE		18,314,054

UTILITIES-0.5%
	Electric Utilities-0.5%
15,076	Duke Energy Corp.	1,616,298

TOTAL UTILITIES		1,616,298

TOTAL COMMON STOCKS
(Cost $131,719,550)		282,092,661
Shares		Value
EXCHANGE TRADED FUNDS-2.7%
35,972	iShares® S&P® 500® Growth ETF	2,170,910
15,872	SPDR S&P 500® ETF Trust	5,987,712

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,260,044)		8,158,622

SHORT TERM INVESTMENTS-3.8%
	Mutual Funds-3.8%
11,496,341	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 1.407% (at net asset value)	$11,496,341

TOTAL SHORT TERM INVESTMENTS
(Cost $11,496,341)		11,496,341

TOTAL INVESTMENTS-99.1%
(Cost $152,475,935)		301,747,624
OTHER ASSETS AND LIABILITIES-NET(2)-0.9%		2,718,498
NET ASSETS-100.0%		$304,466,122

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of June 30, 2022.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
iShares S&P 500 Growth ETF	$68.00	7/15/22	175	$(18,249)	$1,056,125	$(2,188)
Bank of Amercia Corp.	$37.00	7/15/22	175	(11,063)	544,775	(350)
Citizens Financial Group Inc.	$42.50	7/15/22	500	(32,110)	1,984,500	(5,000)
				$(61,422)	$3,585,400	$(7,538)

Semi-Annual Report | June 30, 2022	9

Portfolio of Investments Summary Table

WesMark Balanced Fund	June 30, 2022 (Unaudited)

As of June 30, 2022, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	64.0%
EXCHANGE TRADED FUNDS (ETF)	4.3%
CORPORATE BONDS	22.9%
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES	3.4%
TAXABLE MUNICIPAL BONDS	2.5%
COMMERCIAL MORTGAGE-BACKED SECURITIES	1.4%
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	0.9%
FIXED INCOME PORTFOLIO SUB-TOTAL	31.1%
SHORT TERM INVESTMENTS(2)	0.9%
OTHER ASSETS AND LIABILITIES - NET(3)	-0.3%
TOTAL NET ASSETS	100.0%

As of June 30, 2022, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	16.2%
Financials	10.2%
Consumer Staples	6.2%
Information Technology	5.9%
Industrials	5.9%
Technology Hardware & Storage	5.4%
Exchange Traded Funds	4.3%
Energy	3.7%
Consumer Discretionary	3.1%
Utilities	2.1%
Materials	2.0%
Communication Services	1.0%
Telecommunication Services	0.9%
Consumer, Non-Cyclical	0.8%
Real Estate	0.3%
Technology	0.3%
Equity Portfolio Sub-Total	68.3%
Corporate Bonds	22.9%
U.S. Government Agencies (Combined)	4.3%
Taxable Municipal Bonds	2.5%
Commercial Mortgage-Backed Securities	1.4%
Fixed Income Portfolio Sub-Total	31.1%
Short Term Investments(2)	0.9%
Other Assets and Liabilities - Net(3)	-0.3%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund's advisor.

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Portfolio of Investments

June 30, 2022 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
COMMON STOCKS-64.0%
COMMUNICATION SERVICES-1.0%
	Cable & Satellite-1.0%
25,879	Comcast Corp., Class A	$1,015,492

TOTAL COMMUNICATION SERVICES		1,015,492

CONSUMER DISCRETIONARY-3.1%
	General Merchandise Stores-1.4%
10,065	Target Corp.	1,421,480

	Home Improvement Retail-1.3%
7,773	Lowe's Cos, Inc.	1,357,710

	Restaurants-0.4%
1,687	McDonald's Corp.	416,487

TOTAL CONSUMER DISCRETIONARY		3,195,677

CONSUMER STAPLES-6.2%
	Food Distributors-1.2%
14,902	Sysco Corp.	1,262,348

	Hypermarkets & Super Centers-0.8%
6,329	Walmart, Inc.	769,480

	Packaged Foods & Meats-1.8%
25,000	General Mills, Inc.	1,886,250

	Soft Drinks-2.4%
14,886	PepsiCo, Inc.	2,480,901

TOTAL CONSUMER STAPLES		6,398,979

CONSUMER, NON-CYCLICAL-0.8%
	Commercial Services-0.4%
5,348	Service Corp. International	369,654

	Pharmaceuticals-0.4%
1,444	Cigna Corp.	380,523

TOTAL CONSUMER, NON-CYCLICAL		750,177
Shares/Principal Amount		Value
ENERGY-3.7%
	Integrated Oil & Gas-3.1%
21,913	Chevron Corp.	$3,172,564

	Oil & Gas Equipment & Services-0.1%
2,500	Halliburton Co.	78,400

	Oil & Gas Refining & Marketing-0.5%
5,117	Valero Energy Corp.	543,835

TOTAL ENERGY		3,794,799

FINANCIALS-10.2%
	Asset Management & Custody Banks-0.9%
15,471	State Street Corp.	953,787

	Banks-0.2%
2,099	Cullen/Frost Bankers, Inc.	244,429

	Consumer Finance-1.6%
16,997	Discover Financial Services	1,607,576

	Diversified Banks-3.0%
13,409	JPMorgan Chase & Co.	1,509,988
34,000	US Bancorp	1,564,680
		3,074,668
	Investment Banking & Brokerage-1.1%
3,805	The Goldman Sachs Group, Inc.	1,130,161

	Regional Banks-3.2%
8,000	PNC Financial Services Group, Inc.	1,262,160
42,928	Truist Financial Corp.	2,036,075
		3,298,235
	REITS-0.2%
3,500	Realty Income Corp.	238,910

TOTAL FINANCIALS		10,547,766

HEALTH CARE-16.2%
	Biotechnology-4.0%
26,411	AbbVie, Inc.	4,045,109

	Health Care Equipment-1.5%
17,000	Medtronic PLC	1,525,750

Semi-Annual Report | June 30, 2022	11

Portfolio of Investments

WesMark Balanced Fund	June 30, 2022 (Unaudited)

Shares/Principal Amount		Value
	Health Care Services-2.7%
30,000	CVS Health Corp.	$2,779,800

	Pharmaceuticals-8.0%
9,382	Eli Lilly & Co.	3,041,926
29,717	Merck & Co., Inc.	2,709,299
47,725	Pfizer, Inc.	2,502,222
		8,253,447
TOTAL HEALTH CARE		16,604,106

INDUSTRIALS-5.9%
	Air Freight & Logistics-1.7%
9,508	United Parcel Service, Inc., Class B	1,735,590

	Construction & Farm Machinery & Heavy Trucks-0.2%
519	Deere & Co.	155,425

	Construction Machinery & Heavy Equipment-1.5%
8,825	Caterpillar, Inc.	1,577,557

	Electrical Components & Equipment-1.7%
22,000	Emerson Electric Co.	1,749,880

	Industrial Conglomerates-0.8%
5,971	3M Co.	772,707

TOTAL INDUSTRIALS		5,991,159

INFORMATION TECHNOLOGY-5.9%
	Communications Equipment-2.4%
58,222	Cisco Systems, Inc.	2,482,586

	Semiconductors-3.5%
34,799	Intel Corp.	1,301,831
14,713	Texas Instruments, Inc.	2,260,652
		3,562,483
TOTAL INFORMATION TECHNOLOGY		6,045,069

MATERIALS-2.0%
	Commodity Chemicals-1.4%
28,469	Dow Chemical Co.	1,469,285
Shares/Principal Amount		Value
	Industrial Gases-0.6%
2,326	Air Products & Chemicals, Inc.	$559,356

TOTAL MATERIALS		2,028,641

REAL ESTATE-0.3%
	Industrial REITS-0.3%
2,834	Prologis, Inc.	333,420

TOTAL REAL ESTATE		333,420

TECHNOLOGY- 0.3%
	Computers-0.1%
10,447	Hewlett Packard Enterprise Co.	138,527

	Semiconductors-0.2%
1,042	Analog Devices, Inc.	152,226

TOTAL TECHNOLOGY		290,753

TECHNOLOGY HARDWARE & STORAGE-5.4%
	Communications Equipment-5.4%
40,700	Apple, Inc.	5,564,504

TOTAL TECHNOLOGY HARDWARE & STORAGE		5,564,504

TELECOMMUNICATION SERVICES-0.9%
	Integrated Telecommunication Services-0.9%
17,779	Verizon Communications, Inc.	902,284

TOTAL TELECOMMUNICATION SERVICES		902,284

UTILITIES-2.1%
	Electric Utilities-1.0%
9,886	Duke Energy Corp.	1,059,878

	Multi-Utilities-1.1%
13,723	Dominion Energy, Inc.	1,095,233

TOTAL UTILITIES		2,155,111

TOTAL COMMON STOCKS
(Cost $40,129,120)		65,617,937

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Portfolio of Investments

June 30, 2022 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-4.3%
22,135	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$2,435,514
5,975	iShares® S&P 500 Value ETF	821,323
3,086	SPDR S&P 500® ETF Trust	1,164,194

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,869,751)		4,421,031

CORPORATE BONDS-22.9%
	Banks-2.9%
$500,000	Citigroup, Inc., 4.450%, 9/29/2027	490,099
500,000	Fifth Third Bank NA, 3.850%, 3/15/2026	491,204
500,000	Goldman Sachs Group, Inc., 1D US SOFR + 0.798%, 3/9/2027(1)	444,043
500,000	Morgan Stanley, 1D US SOFR + 0.525%, 5/30/2025(1)	465,887
150,000	PNC Bank NA, 2.700%, 10/22/2029	130,842
1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	1,001,260
		3,023,335
	Chemicals-0.6%
250,000	Ecolab, Inc., 1.300%, 1/30/2031	200,220
500,000	PPG Industries, Inc., 1.200%, 3/15/2026	449,781
		650,001
	Commercial Services-0.5%
500,000	PayPal Holdings, Inc., 2.650%, 10/1/2026	474,482

	Diversified Financial Services-1.6%
500,000	American Express Co., 3.400%, 2/22/2024	498,848
500,000	American Express Co., 3.000%, 10/30/2024	491,786
250,000	BlackRock, Inc., 1.900%, 1/28/2031	207,639
250,000	Legg Mason, Inc., 4.750%, 3/15/2026	255,747
250,000	Charles Schwab Corp., 1.650%, 3/11/2031	200,565
		1,654,585
	Diversified Manufacturing-0.9%
1,000,000	3M Co., 3.375%, 3/1/2029	963,944
Shares/Principal Amount		Value
	Electric-0.5%
$500,000	NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/2027	$483,167

	Electronics-0.2%
175,000	Honeywell International, Inc., 5.700%, 3/15/2037	198,225

	Environmental Control-1.0%
500,000	Republic Services, Inc., 3.200%, 3/15/2025	490,811
500,000	Waste Management, Inc., 3.500%, 5/15/2024	499,162
		989,973
	Gas-0.4%
500,000	East Ohio Gas Co., 1.300%, 6/15/2025(2)	460,195

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	833,238

	Insurance-0.9%
500,000	Berkshire Hathaway Finance Corp., 2.875%, 3/15/2032	448,825
500,000	Prudential Financial, Inc., 1.500%, 3/10/2026	459,173
		907,998
	Internet-0.2%
250,000	Expedia Group, Inc., 3.800%, 2/15/2028	228,083

	Internet Software & Services-2.0%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(1)	2,001,806

	Investment Banking & Brokerage-1.4%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 0.96%, 11/29/2023(1)	1,003,722
500,000	Goldman Sachs Group, Inc., 2.600%, 2/7/2030	426,915
		1,430,637

Semi-Annual Report | June 30, 2022	13

Portfolio of Investments

WesMark Balanced Fund	June 30, 2022 (Unaudited)

Shares/Principal Amount		Value
	Machinery-Constr&Mining-0.2%
$250,000	Caterpillar, Inc., 1.900%, 3/12/2031	$213,567

	Miscellaneous Manufacture-0.4%
500,000	Parker-Hannifin Corp., 3.250%, 6/14/2029	458,066

	Pharmaceuticals-2.5%
500,000	AbbVie, Inc., 2.600%, 11/21/2024	484,554
500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	460,371
175,000	AbbVie, Inc., 4.550%, 3/15/2035	170,497
250,000	Bristol-Myers Squibb Co., 3.900%, 2/20/2028	250,515
1,000,000	CVS Health Corp., 4.300%, 3/25/2028	990,411
175,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	209,367
		2,565,715
	Regional Banks-1.9%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.96%, 7/27/2022(1)	999,587
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	985,308
		1,984,895
	Restaurants-0.5%
500,000	McDonald's Corp., 3.600%, 7/1/2030	476,453

	Retail-1.4%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	243,102
175,000	Home Depot, Inc., 5.875%, 12/16/2036	201,479
500,000	Lowe's Cos., Inc., 3.100%, 5/3/2027	476,595
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	499,190
		1,420,366
	Software-0.5%
500,000	Activision Blizzard, Inc., 3.400%, 9/15/2026	491,447

	Software & Services-1.1%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	400,232
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	740,048
		1,140,280
Shares/Principal Amount		Value
	Transportation Services-0.5%
$500,000	FedEx Corp., 4.250%, 5/15/2030	$485,840

TOTAL CORPORATE BONDS
(Cost $25,390,817)		23,536,298

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-0.9%
	Federal Home Loan Mortgage Corp.-0.2%
185,476	Series 2015-4517, Class PC, 2.500%, 5/15/2044	180,245

	Federal National Mortgage Association-0.2%
181,056	Series 2019-51, Class JD, 2.500%, 9/25/2049	185,895

	Government National Mortgage Association-0.5%
565,576	Series 2018-126, Class DA, 3.500%, 1/20/2048	563,364

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $931,214)		929,504

COMMERCIAL MORTGAGE-BACKED SECURITIES-1.4%
	Commercial Mortgage-Backed Securities-1.4%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,474,804

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,536,446)		1,474,804

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-3.4%
	Federal Home Loan Mortgage Corp.-0.4%
85,980	Pool G18527, 3.000%, 10/1/2029	85,802
329,404	Pool 18707, 3.500%, 9/1/2033	329,519
		415,321
	Federal National Mortgage Association-2.5%
401,029	Pool AM3301, 2.350%, 5/1/2023	399,830
724,543	Pool BL5389, 2.710%, 5/1/2027	701,948
602,726	Pool AM6756, 3.570%, 10/1/2029	600,411
175,451	Pool MA3621, 3.500%, 3/1/2039	170,875

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Portfolio of Investments

June 30, 2022 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
$96,455	Pool BN4896, 4.000%, 1/1/2049	$96,251
149,294	Pool MA3592, 4.000%, 2/1/2049	149,519
467,950	Pool BP4338, 1Y US TI + 1.67%, 3/1/2049(1)	474,746
		2,593,580
	Small Business Administration Pools-0.5%
159,185	PRIME - 3.50%, 1/25/2042(1)	162,574
303,823	PRIME - 3.50%, 7/25/2042(1)	309,865
		472,439
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $3,559,944)		3,481,340

TAXABLE MUNICIPAL BONDS-2.5%
	California-0.2%
200,000	Charter Oak Unified School District, 2.681%, 8/1/2036	161,848

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	270,695

	Ohio-0.7%
765,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	766,344

	Pennsylvania-0.4%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	444,948

	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	402,722

	West Virginia-0.5%
575,000	Marshall University, 3.177%, 5/1/2029	549,336

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,733,046)		2,595,893
Shares/Principal Amount	Value
SHORT TERM INVESTMENTS-0.9%
Mutual Funds-0.9%
943,264	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 1.407% (at net asset value)	$943,264

TOTAL SHORT TERM INVESTMENTS
(Cost $943,264)	943,264

TOTAL INVESTMENTS-100.3%
(Cost $80,093,602)	103,000,071
OTHER ASSETS AND LIABILITIES-NET(3)-(0.3)%	(309,109)
NET ASSETS-100.0%	$102,690,962

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

3M US L - 3 Month LIBOR as of June 30, 2022 was 2.29%

1D US SOFR - 1 Day SOFR as of June 30, 2022 was 0.05%

1Y US TI - 1 Year US Treasury Bill as of June 30, 2022 was 1.01%

PRIME - US Prime Rate as of June 30, 2022 was 3.25%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, these securities amounted to a value of $920,566or 0.90% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets as of June 30, 2022.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2022	15

Portfolio of Investments Summary Table

WesMark Government Bond Fund	June 30, 2022 (Unaudited)

As of June 30, 2022, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	66.8%
TAXABLE MUNICIPAL BONDS	21.9%
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES	16.4%
CORPORATE BONDS	0.7%
FIXED INCOME PORTFOLIO SUB-TOTAL	105.8%
SHORT TERM INVESTMENTS(2)	1.1%
OTHER ASSETS AND LIABILITIES - NET(3)	-6.9%
TOTAL NET ASSETS	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

16	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2022 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
CORPORATE BONDS-0.7%
	Banks-0.5%
$500,000	Wells Fargo Bank NA, 6.180%, 2/15/2036	$529,400
500,000	Morgan Stanley, 1D US SOFR + 2.62%, 4/20/2037(1)	484,731
		1,014,131
	Pipelines-0.2%
500,000	Kinder Morgan Energy Partners LP, 6.950%, 1/15/2038	539,277

TOTAL CORPORATE BONDS
(Cost $1,625,624)		1,553,408

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-66.8%
	Agency Collat CMO-6.3%
275,495	Series 2003-55, Class 1A3A, 1M US L + 0.40%, 3/25/2043(1)	274,206
745,367	Series 2004-W14, Class 1AF, 1M US L + 0.40%, 7/25/2044(1)	746,110
731,471	Series 2010-59, Class FL, 1M US L + 0.50%, 5/20/2040(1)	731,037
879,355	Series 2012-273, Class 40, 4.000%, 8/15/2042	861,462
3,305,104	Series 2014-330, Class F4, 1M US L + 0.35%, 10/15/2037(1)	3,323,668
8,097,000	Series 2022-5201, Class MT, 3.000%, 10/25/2049	7,246,493
		13,182,976

	Agency Collat PAC CMO-12.6%
1,858,518	Series 2014-25, Class PA, 2.250%, 1/20/2044	1,761,583
337,185	Series 2019-99, Class GA, 3.500%, 7/20/2049	327,810
4,253,246	Series 2020-5020, Class TP, 2.000%, 10/25/2050	3,742,925
6,167,750	Series 2020-134, Class ED, 2.000%, 9/20/2050	5,645,291
4,333,785	Series 2020-134, Class GD, 2.000%, 9/20/2050	3,950,918
3,978,208	Series 2021-23, Class TE, 1.000%, 2/20/2051	3,228,471
Shares/Principal Amount		Value
$8,740,663	Series 2021-18, Class MC, 1.500%, 3/25/2051	$7,828,378
		26,485,376

	Commercial MBS-38.4%
283,173	Series 2017-22, Class EA, 2.500%, 12/16/2057	260,262
487,351	Series 2019-SB58, Class A10H, 3.730%, 10/25/2038(1)	477,188
297,650	Series 2019-SB60, Class A10H, 3.500%, 1/25/2029(1)	295,883
3,430,540	Series 2019-KF60, Class A, 1M US L + 0.49%, 2/25/2026(1)	3,422,196
2,151,330	Series 2019-KF67, Class A, 1M US L + 0.52%, 8/25/2029(1)	2,155,978
2,507,515	Series 2019-KF73, Class AL, 1M US L + 0.60%, 11/25/2029(1)	2,508,675
3,283,639	Series 2020-8, Class B, 2.600%, 1/16/2061	2,895,058
4,310,588	Series 2020-89, Class GA, 1.500%, 4/16/2062	3,504,559
4,588,572	Series 2020-118, Class AL, 1.750%, 6/16/2062	3,683,814
3,435,702	Series 2020-Q013, Class APT2, 1.179%, 5/25/2050(1)	3,130,880
929,193	Series 2020-128, Class AN, 1.500%, 10/16/2062	731,087
4,776,964	Series 2020-150, Class AM, 1.400%, 12/16/2062	3,850,283
2,693,730	Series 2020-177, Class DA, 1.250%, 6/16/2062	2,099,373
5,614,178	Series 2021-45, Class AD, 1.500%, 4/16/2063	4,885,116
5,430,004	Series 2021-150, Class AP, 1.750%, 11/16/2063	4,447,199
9,821,520	Series 2021-147, Class DQ, 1.350%, 5/16/2056	8,515,080
4,336,801	Series 2021-164, Class AF, 1.650%, 10/16/2063	3,507,411
9,277,648	Series 2021-180, Class AM, 1.750%, 11/16/2063	7,618,000
5,000,000	Series 2021-181, Class B, 1.900%, 1/16/2063	3,842,404
4,965,633	Series 2021-195, Class AL, 1.500%, 8/16/2063	4,027,785
5,000,000	Series 2021-203, Class B, 2.000%, 4/16/2062	3,871,010

Semi-Annual Report | June 30, 2022	17

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2022 (Unaudited)

Shares/Principal Amount		Value
$5,000,000	Series 2022-4, Class B, 1.900%, 2/16/2061	$3,904,740
8,300,000	Series 2022-42, Class B, 2.500%, 2/16/2063(1)	6,818,121
		80,452,102

	Federal Farm Credit Banks Funding Corp.-0.2%
500,000	4.900%, 6/29/2032	500,495
		500,495

	Federal Home Loan Mortgage Corp.-0.5%
406,067	Series 2012-276, Class 25, 2.500%, 9/15/2042	385,801
762,646	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	705,171
		1,090,972

	Federal National Mortgage Association-2.1%
315,687	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	320,528
505,502	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	501,260
894,591	Series 2003-W18, Class 2A, 3.420%, 6/25/2043, REMIC (1)	885,042
110,554	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	107,662
962,678	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	917,368
1,144,813	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	1,079,813
564,139	Series 2019-74, Class LB, 3.000%, 10/25/2049	536,622
		4,348,295

	Government National Mortgage Association-1.5%
1,831,216	Series 2005-26, Class ZA, 5.500%, 1/20/2035	1,885,447
203,431	Series 2012-50, Class ED, 2.250%, 8/20/2040	193,295
717,302	Series 2013-38, Class KA, 1.250%, 2/20/2042	667,270
348,483	Series 2016-55, Class JA, 3.500%, 4/20/2046	347,255
15,926	Series 2016-77, Class MB, 2.000%, 9/20/2045	15,122
		3,108,389
Shares/Principal Amount		Value
	Other ABS-5.2%
$1,802,487	Series 2007-20F, Class 1, 5.710%, 6/1/2027	$1,836,645
3,258,956	Series 2010-20C, Class 1, 4.190%, 3/1/2030	3,242,392
950,835	Series 2015-20D, Class 1, 2.510%, 4/1/2035	909,649
5,000,000	Series 2022-10A, Class 1, 2.938%, 3/10/2032	4,921,764
		10,910,450

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $158,325,490)		140,079,055

U.S. GOVERNMENT AGENCY - MORTGAGE- BACKED SECURITIES-16.4%
	Federal Home Loan Banks-1.2%
3,000,000	Federal Home Loan Banks, 1.290%, 12/30/2030	2,489,624

	Federal Home Loan Mortgage Corp.-0.8%
128,973	Freddie Mac Gold Pool, Pool T65458, 3.500%, 2/1/2048	123,728
1,485,241	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	1,452,323
		1,576,051
	FGLMC Collateral-0.3%
721,129	Freddie Mac Gold Pool, Pool T62075, 3.000%, 9/1/2046	668,694

	FNMA Collateral-1.9%
364,715	Fannie Mae Pool, Pool MA0988, 4.000%, 2/1/2042	355,193
632,959	Fannie Mae Pool, Pool MA1371, 3.000%, 3/1/2043	586,450
459,907	Fannie Mae Pool, Pool MA1966, 4.500%, 6/1/2044	472,050
646,164	Fannie Mae Pool, Pool MA2270, 3.000%, 5/1/2045	598,930
2,114,095	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	1,959,705
		3,972,328

18	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2022 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
	Government National Mortgage Association-0.2%
$188,562	Ginnie Mae I Pool, Pool 589693, 4.500%, 7/15/2029	$190,859
173,956	Ginnie Mae II Pool, Pool G24828, 4.500%, 10/20/2040	178,050
		368,909
	UMBS Collateral-12.0%
7,795,116	Freddie Mac Pool, 4.000%, 6/1/2042	7,831,093
4,977,875	Freddie Mac Pool, 4.000%, 6/1/2052	4,917,614
2,500,000	Fannie Mae Pool, 4.500%, 7/1/2042	2,544,992
4,982,479	Fannie Mae Pool, 4.000%, 6/1/2052	4,922,162
5,000,000	Fannie Mae Pool, 4.500%, 7/1/2052	5,028,203
		25,244,064
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $35,448,123)		34,319,670

TAXABLE MUNICIPAL BONDS-21.9%
	Alabama-0.8%
750,000	City of Brewton AL, 3.180%, 12/1/2034	681,136
1,000,000	Water Works Board of the City of Birmingham, 3.463%, 1/1/2039	907,343
		1,588,479
	Arkansas-0.6%
	University of Arkansas:
500,000	3.382%, 9/1/2037	438,349
1,000,000	3.301%, 11/1/2039	843,619
		1,281,968
	California-8.4%
2,000,000	Anaheim Housing & Public Improvements Authority, 3.440%, 10/1/2032	1,826,979
500,000	Bonita Unified School District, 2.619%, 8/1/2035	425,075
1,900,000	California Educational Facilities Authority, 3.686%, 4/1/2037	1,782,580
2,000,000	City of Sacramento CA Water Revenue, 2.747%, 9/1/2034	1,727,873
1,000,000	Contra Costa Community College District, 2.926%, 8/1/2038	797,209
500,000	Desert Community College District, 2.978%, 8/1/2037	413,101
Shares/Principal Amount		Value
$1,000,000	El Dorado Irrigation District, 2.635%, 3/1/2035	$804,288
500,000	Kings Canyon Unified School District, 3.212%, 8/1/2040	446,667
1,000,000	Oakland Unified School District/Alameda County, 2.674%, 8/1/2033	814,534
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	641,102
1,500,000	San Jose Unified School District, 2.306%, 8/1/2039	1,137,647
900,000	San Mateo Foster City School District, 2.731%, 8/1/2037	738,564
910,000	Santa Paula Utility Authority, 2.870%, 2/1/2034	784,811
820,000	Solano County Community College District, 2.491%, 8/1/2036	3,189,427
3,000,000	Ventura County Public Financing Authority, 2.712%, 11/1/2034	2,557,715
1,820,000	Visalia Unified School District, 3.300%, 8/1/2039	1,491,617
500,000	West Sacramento Area Flood Control Agency, 3.082%, 9/1/2034	450,082
		17,504,301
	Colorado-0.4%
1,000,000	Denver City & County Housing Authority, 2.936%, 12/1/2034	879,170

	Florida-1.7%
3,000,000	Broward County FL Water & Sewer Utility Revenue, 3.338%, 10/1/2037	2,734,308
860,000	County of Palm Beach FL, 3.000%, 11/1/2035	759,227
		3,493,535
	Hawaii-0.4%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	923,075

	Illinois-0.8%
2,000,000	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, 2.940%, 2/15/2036	1,730,107

Semi-Annual Report | June 30, 2022	19

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2022 (Unaudited)

Shares/Principal Amount		Value
	Massachusetts-1.0%
$1,000,000	City of Quincy MA, 2.788%, 12/15/2035	$848,684
1,500,000	Massachusetts School Building Authority, 2.950%, 5/15/2043	1,153,564
		2,002,248
	Michigan-1.5%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	1,063,952
705,000	Minnesota Housing Finance Agency, 4.185%, 1/1/2033	697,991
2,000,000	University of Michigan, 2.437%, 4/1/2040	1,561,843
		3,323,786
	New York-0.4%
700,000	City of New York NY, 5.985%, 12/1/2036	801,486

	Ohio-0.5%
565,000	Summit County Development Finance Authority, 3.201%, 11/15/2036	490,524
500,000	Warrensville Heights City School District, 3.406%, 12/1/2040	462,740
		953,264
	Oklahoma-1.3%
3,000,000	Glenpool Utility Services Authority, 3.565%, 12/1/2037	2,672,606

	Pennsylvania-0.2%
550,000	Borough of Columbia PA, 2.540%, 6/15/2038	456,974

	South Carolina-0.4%
1,000,000	Joint Municipal Water & Sewer Commission, 3.194%, 6/1/2039	877,610

	Texas-0.8%
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	501,900
	Round Rock Transportation & Economic Development Corp.:
500,000	2.900%, 8/15/2038	412,476
500,000	3.000%, 8/15/2039	411,273
500,000	Texas Public Finance Authority, 2.367%, 2/1/2038	380,310
		1,705,959
Shares/Principal Amount		Value
	Utah-0.8%
$1,870,000	Utah Municipal Power Agency, 3.806%, 7/1/2036	$1,762,280

	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	1,188,751

	West Virginia-1.3%
2,000,000	Marshall University, 3.677%, 5/1/2035	1,889,170
875,000	Putnam Public Service District, 2.889%, 4/1/2036	763,931
		2,653,101
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $53,697,589)		45,798,700

SHORT TERM INVESTMENTS-1.1%
	Mutual Funds-1.1%
2,236,945	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 1.407% (at net asset value)	2,236,945

TOTAL SHORT TERM INVESTMENTS
(Cost $2,236,945)		2,236,945

TOTAL INVESTMENTS-106.9%
(Cost $251,333,771)		223,987,778
OTHER ASSETS AND LIABILITIES-NET(2)-(6.9)%		(14,431,190)
NET ASSETS-100.0%		$209,556,588

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

1M US L - 1 Month LIBOR as of June 30, 2022 was 0.46%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Assets, other than investments in securities, less liabilities.

20	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2022 (Unaudited)	WesMark Government Bond Fund

Note -	The categories of investments are shown as a percentage of net assets as of June 30, 2022.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2022	21

Portfolio of Investments Summary Table

WesMark West Virginia Municipal Bond Fund	June 30, 2022 (Unaudited)

As of June 30, 2022, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
NON-TAXABLE MUNICIPAL BONDS	99.3%
SHORT TERM INVESTMENTS(2)	0.2%
OTHER ASSETS AND LIABILITIES - NET(3)	0.5%
TOTAL NET ASSETS	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets
Less than 1 Year	0.4%
1-3 Years	4.5%
3-5 Years	15.6%
5-10 Years	29.3%
10 Years or Greater	47.7%
Short Term Investments(2)	2.0%
Other Assets and Liabilities - Net(3)	0.5%
TOTAL	100.0%

S&P Ratings of Municipal Bonds as Percentage of Total Net Assets(4)
AAA	10.6%
AA	28.2%
AA-	15.8%
A+	14.7%
A	2.5%
A-	0.2%
Not rated by S&P	25.6%
Short Term Investments(2)	2.0%
Other Assets and Liabilities - Net(3)	0.5%
TOTAL PORTFOLIO VALUE	100.0%

Moody’s Ratings of Municipal Bonds as Percentage of Total Net Assets(4)
Aaa	4.9%
Aa2	0.8%
Aa3	20.8%
A1	23.3%
A2	4.6%
Not rated by Moody's	43.2%
Short Term Investments(2)	2.0%
Other Assets and Liabilities - Net(3)	0.5%
TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2)	Cash Equivalents include investments in U.S. government agency securities and a money market mutual fund.

(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

(4)	These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit- quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Of the portfolio’s total investments, 11.6% do not have long-term ratings by either of these NRSROs.

22	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2022 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-99.3%
	Ohio-1.2%
$1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	$1,160,132

	Pennsylvania-1.5%
1,425,000	Borough of Plum PA, 4.000%, 12/1/2034	1,472,777

	West Virginia-96.6%
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	449,259
750,000	2.000%, 6/1/2040	530,585
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,525,081
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	373,413
450,000	Series C, 3.400%, 12/1/2034	443,225
585,000	Series D, 3.000%, 12/1/2025	597,471
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	387,417
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	301,075
950,000	5.000%, 6/1/2028	1,038,596
655,000	5.000%, 6/1/2029	714,553
620,000	Series A, 5.300%, 3/1/2029	621,383
285,000	Series C, 3.500%, 10/1/2025	285,288
950,000	Brooke County Building Commission, 3.000%, 12/1/2036	861,034
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,100,000	3.000%, 6/1/2026	1,116,672
965,000	3.000%, 6/1/2027	978,382
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	1,697,478
215,000	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 3.850%, 6/1/2026	215,235
Shares/Principal Amount		Value
$265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	$254,020
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	595,020
	City of Charles Town WV Waterworks & Sewerage System Revenue:
400,000	2.250%, 6/1/2035	331,153
315,000	3.000%, 6/1/2041	270,630
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
190,000	Series A, 3.000%, 3/1/2026	192,405
620,000	Series A, 4.000%, 3/1/2029	651,958
310,000	Series B, 4.000%, 6/1/2031	317,977
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	325,199
275,000	4.000%, 7/1/2032	283,180
300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	242,880
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	303,802
300,000	3.000%, 11/1/2028	302,554
490,000	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds, Series A, 3.500%, 9/1/2027	490,369
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	220,115
600,000	Series B, 4.000%, 12/1/2027	600,104
	City of Wheeling WV Waterworks & Sewerage System Revenue:
500,000	4.000%, 6/1/2035	524,900
500,000	4.000%, 6/1/2036	519,208
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	510,108
535,000	Series A, 3.000%, 6/1/2029	540,934
555,000	Series A, 3.000%, 6/1/2030	561,156

Semi-Annual Report | June 30, 2022	23

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2022 (Unaudited)

Shares/Principal Amount		Value
	Claywood Park Public Service District WV Water Revenue:
$950,000	3.000%, 11/1/2036	$851,956
680,000	3.000%, 11/1/2041	568,031
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	110,062
225,000	Series C, 3.400%, 11/1/2031	225,163
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	362,038
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	481,356
500,000	2.000%, 10/1/2031	420,841
640,000	2.250%, 10/1/2032	540,802
565,000	2.500%, 10/1/2033	486,661
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	332,110
380,000	Series A, 3.000%, 1/1/2031	345,160
1,660,000	Series A, 4.250%, 1/1/2035	1,656,261
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)(2)	2,150,794
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	901,822
3,000,000	Jefferson County Board of Education, 2.000%, 6/1/2036	2,429,391
1,910,000	Mason County Public Service District Water Revenue, 3.000%, 12/1/2036	1,743,656
2,320,000	Monongalia County Building Commission, 2.000%, 2/1/2034	1,884,628
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	487,620
500,000	4.000%, 12/1/2034	523,548
1,500,000	3.000%, 12/1/2040	1,294,282
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,411,127
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	201,189
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,009,031
1,000,000	Series A, 4.000%, 12/1/2029	1,055,826
Shares/Principal Amount		Value
$1,210,000	Series A, 4.000%, 12/1/2030	$1,275,451
1,000,000	Series A, 4.000%, 12/1/2031	1,051,414
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	2,820,671
635,000	3.000%, 6/1/2034	591,200
500,000	Putnam County Building Commission, 4.000%, 5/1/2037	488,677
	Putnam Public Service District:
1,000,000	4.000%, 12/1/2039	943,793
1,150,000	3.000%, 11/1/2040	992,283
1,000,000	3.000%, 4/1/2041	864,252
1,000,000	3.000%, 6/1/2041	861,404
1,000,000	3.625%, 12/1/2045	844,519
1,000,000	Raleigh County Public Service District, 3.000%, 6/1/2037	892,301
1,035,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,032,995
	State of West Virginia:
500,000	5.000%, 6/1/2033	557,456
500,000	5.000%, 6/1/2035	554,138
1,000,000	5.000%, 12/1/2040	1,088,887
795,000	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2026	801,663
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	554,425
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	675,683
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,283,389
755,000	Series B, 3.500%, 11/1/2026	757,063
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,654,210

24	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2022 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
$1,525,000	Series A, 5.000%, 6/1/2025	$1,533,368
315,000	Series A, 3.375%, 6/1/2029	318,444
390,000	Series B, 3.500%, 10/1/2024	390,324
415,000	Series B, 3.625%, 10/1/2025	415,340
435,000	Series B, 3.750%, 10/1/2026	435,412
310,000	Series C, 3.500%, 6/1/2030	312,629
515,000	Series D, 5.000%, 6/1/2025	552,984
600,000	Series D, 3.250%, 6/1/2028	607,305
330,000	Series D, 3.375%, 6/1/2029	333,608
355,000	Series D, 3.500%, 6/1/2030	358,011
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,105,712
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	1,896,072
375,000	Series B, 3.375%, 4/1/2025	375,204
385,000	Series B, 3.500%, 4/1/2026	385,221
400,000	Series B, 3.600%, 4/1/2027	400,265
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,025,063
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	582,177
	West Virginia Housing Development Fund:
500,000	2.000%, 11/1/2032	436,757
1,500,000	3.700%, 11/1/2032	1,514,982
500,000	3.375%, 11/1/2034	486,514
800,000	2.050%, 11/1/2035	667,642
575,000	3.800%, 11/1/2037	569,933
175,000	3.950%, 11/1/2049	173,868
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	500,235
700,000	Series A, 3.125%, 7/1/2026	700,309
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	531,229
Shares/Principal Amount		Value
$535,000	Series A, 5.000%, 7/1/2027	$551,486
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	291,518
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	489,125
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	500,604
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	500,073
905,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	984,931
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,023,551
500,000	West Virginia University Revenue Bonds (West Virginia University Project), Series A, 5.000%, 10/1/2027	504,438
500,000	West Virginia Water Development Authority, 4.000%, 10/1/2041	503,951
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	548,527
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	2,863,324
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	251,598
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,403,346
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
600,000	Series A-II, 3.250%, 11/1/2025	604,930
550,000	Series A-II, 5.000%, 11/1/2025	597,301

Semi-Annual Report | June 30, 2022	25

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2022 (Unaudited)

Shares/Principal Amount		Value
$650,000	Series A-II, 5.000%, 11/1/2026	$719,128
800,000	Series A-II, 3.000%, 11/1/2027	807,749
300,000	Series A-II, 3.125%, 11/1/2028	302,429
725,000	Series B-II, 4.000%, 11/1/2025	729,337
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	277,456
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	556,021
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,007,778
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	733,003
		95,593,260
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $103,781,027)		98,226,169

SHORT TERM INVESTMENTS-0.2%
	Mutual Funds-0.2%
230,900	Federated Hermes Government Obligations Fund, Premier Class, 7- Day Yield 1.407% (at net asset value)	230,900

TOTAL SHORT TERM INVESTMENTS
(Cost $230,900)		230,900

TOTAL INVESTMENTS-99.5%
(Cost $104,011,927)	98,457,069
OTHER ASSETS AND LIABILITIES-NET(3)-0.5%	481,602
NET ASSETS-100.0%	$98,938,671

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, these securities amounted to a value of $2,150,794 or 2.17% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of June 30, 2022.

See Notes to Financial Statements which are an integral part of the Financial Statements.

26	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2022 (Unaudited)	WesMark Tactical Opportunity Fund

As of June 30, 2022, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
EXCHANGE TRADED FUNDS (ETF)	92.1%
SHORT TERM INVESTMENTS(2)	8.0%
OTHER ASSETS AND LIABILITIES - NET(3)	-0.1%
TOTAL NET ASSETS	100.0%

As of June 30, 2022, the Fund's Category composition(4) was as follows:

Category Composition	Percentage of Total Net Assets
Broad Domestic Fixed Income	21.6%
U.S. Sector Focused Equity	19.3%
Broad Domestic Equity	11.9%
U.S. Value Company Focused Equity	10.0%
U.S. Small and Mid Cap Equity	9.5%
High Yield Fixed Income	7.8%
Commodities	7.5%
International (ex. U.S.) Equity	4.5%
ETF Portfolio Sub-Total	92.1%
Short Term Investments(2)	8.0%
Other Assets and Liabilities - Net(3)	-0.1%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2)	Short Term Investments include investment in a money market mutual fund.

(3)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(4)	Securities are assigned to a category classification by the Fund's advisor.

Semi-Annual Report | June 30, 2022	27

Portfolio of Investments
WesMark Tactical Opportunity Fund	June 30, 2022 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-92.1%
BROAD DOMESTIC EQUITY-11.9%
13,186	SPDR S&P 500® ETF Trust	$4,974,418

TOTAL BROAD DOMESTIC EQUITY		4,974,418

BROAD DOMESTIC FIXED INCOME-21.6%
33,565	iShares® iBoxx $ Investment Grade	3,693,157
	Corporate Bond ETF
4,549	iShares® TIPS Bond ETF	518,177
42,167	iShares® Trust iShares® 1-5 Year	2,131,542
	Investment Grade Corporate Bond ETF
26,043	iShares® Core U.S. Aggregate Bond ETF	2,648,052

TOTAL BROAD DOMESTIC FIXED INCOME		8,990,928

COMMODITIES-7.5%
98,032	Invesco Optimum Yield Diversified	1,768,497
	Commodity Strategy No K-1 ETF
8,010	SPDR® Gold Shares(1)	1,349,365

TOTAL COMMODITIES		3,117,862

HIGH YIELD FIXED INCOME-7.8%
159,867	PowerShares Senior Loan Portfolio	3,240,504

TOTAL HIGH YIELD FIXED INCOME		3,240,504

INTERNATIONAL (EX. U.S.) EQUITY-4.5%
29,568	iShares® MSCI EAFE Value ETF	1,283,251
12,065	iShares® MSCI Emerging Markets ex China ETF	576,225

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		1,859,476

U.S. SECTOR FOCUSED EQUITY-19.3%
12,181	Consumer Staples Select Sector SPDR® Fund	879,225
17,219	Health Care Select Sector SPDR® Fund	2,208,164
14,415	Industrial Select Sector SPDR® Fund	1,259,006
9,797	Technology Select Sector SPDR® Fund	1,245,395
13,477	Utilities Select Sector SPDR® Fund	945,142
16,780	Vanguard® REIT ETF	1,528,826
Shares/Principal Amount		Value

TOTAL U.S. SECTOR FOCUSED EQUITY		$8,065,758

U.S. SMALL AND MID CAP EQUITY-9.5%
23,291	iShares® Russell 2000® ETF	3,944,564

TOTAL U.S. SMALL AND MID CAP EQUITY		3,944,564

U.S. VALUE COMPANY FOCUSED EQUITY-10.0%
43,425	Vanguard® Mega Cap Value ETF	4,176,616

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		4,176,616

TOTAL EXCHANGE TRADED FUNDS
(Cost $37,609,794)		38,370,126

SHORT TERM INVESTMENTS-8.0%
	Mutual Funds-8.0%
3,336,829	Federated Hermes Government Obligations Fund, Premier Class, 7- Day Yield 1.407% (at net asset value)	3,336,829

TOTAL SHORT TERM INVESTMENTS
(Cost $3,336,829)		3,336,829

TOTAL INVESTMENTS-100.1%
(Cost $40,946,623)		41,706,955
OTHER ASSETS AND LIABILITIES-NET(2)-(0.1)%		(46,465)
NET ASSETS-100.0%		$41,660,490

(1)	Non-income producing security.

(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of June 30, 2022.

Investment Abbreviations:

SPDR - Standard and Poor's Depository Receipt

See Notes to Financial Statements which are an integral part of the Financial Statements.

28	www.wesmarkfunds.com

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
ASSETS:

Investments in securities, at value
(cost - see below)	$95,865,738	$301,747,624	$103,000,071	$223,987,778	$98,457,069	$41,706,955
Cash	8,071	158,124	20,695	19,350	–	10,559

RECEIVABLE FOR:
Dividends and interest	67,581	145,469	283,858	857,483	691,064	22,383
Investments sold	–	–	7,805	91,437	–	–
Fund shares sold	1,345,886	2,887,440	484,401	333,931	98,084	204,723
Prepaid expenses	4,469	13,652	10,694	13,715	5,899	9,238
Total Assets	97,291,745	304,952,309	103,807,524	225,303,694	99,252,116	41,953,858

LIABILITIES:

PAYABLE FOR:
Written options, at value
(Premiums received $–, $61,422, $–, $–, $– and $–)	–	7,538	–	–	–	–
Investments purchased	–	–	–	12,810,709	–	–
Fund shares redeemed	50,829	310,752	1,012,872	2,484,370	52,037	230,971
Income distribution payable	–	–	–	285,888	148,928	–
Fund Accounting and Administration fees	23,639	35,056	38,680	78,329	63,131	17,428
Audit, Tax, and Legal expenses	24,198	24,198	24,198	24,198	13,972	24,240
Shareholder services fee (Note 5)	26,943	84,910	25,489	50,125	24,115	10,483
Transfer agency expenses	7,090	13,679	9,585	7,584	5,426	4,014
Registration expenses	4,960	979	–	–	–	–
Printing and Postage expenses	5,086	5,035	5,076	5,180	5,009	5,196
Trustees' fees and expenses	1,082	2,538	492	526	382	358
Other accrued liabilities and expenses	438	1,502	170	197	445	678
Total Liabilities	144,265	486,187	1,116,562	15,747,106	313,445	293,368
Net Assets	$97,147,480	$304,466,122	$102,690,962	$209,556,588	$98,938,671	$41,660,490

Semi-Annual Report | June 30, 2022	29

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
NET ASSETS CONSIST OF:

Paid-in capital	$63,853,438	$124,482,194	$75,833,331	$240,735,701	$104,474,065	$41,843,273
Total distributable earnings	33,294,042	179,983,928	26,857,631	(31,179,113)	(5,535,394)	(182,783)
Net Assets	$97,147,480	$304,466,122	$102,690,962	$209,556,588	$98,938,671	$41,660,490

Shares Outstanding, No Par Value, Unlimited Shares Authorized	7,814,318	14,497,643	7,853,956	24,196,663	10,190,319	4,023,723
Net asset value, offering price & redemption price per share	$12.43	$21.00	$13.08	$8.66	$9.71	$10.35
Investments, at identified cost	$73,434,762	$152,475,935	$80,093,602	$251,333,771	$104,011,927	$40,946,623

See Notes to Financial Statements which are an integral part of the Financial Statements.

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Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes*	$589,951	$2,171,883	$1,021,874	$–	$–	$413,486
Interest	13,653	20,349	364,352	2,407,616	1,487,066	4,560
Total Investment Income	603,604	2,192,232	1,386,226	2,407,616	1,487,066	418,046
EXPENSES:
Investment adviser fee (Note 5)	409,979	1,286,097	424,712	676,838	314,200	169,336
Fund Accounting and
Administration fees (Note 5)	60,562	113,816	68,365	105,372	75,709	44,013
Custodian fees (Note 5)	10,376	23,369	9,606	15,552	8,971	5,840
Transfer agency expenses (Note 5)	15,682	27,362	19,925	16,458	12,317	9,733
Trustees' fees and expenses
(Note 8)	15,244	28,569	14,686	20,098	14,216	11,250
Audit and tax expenses	11,209	11,209	11,209	11,209	11,209	11,251
Chief compliance officer fees	78	78	78	78	78	78
Legal expenses	11,962	11,962	11,962	11,962	15,244	11,962
Shareholder services fee (Note 5)	143,131	444,298	143,955	285,753	133,250	58,042
Registration expenses	6,786	6,885	6,247	6,768	3,159	7,044
Printing and Postage expenses	3,768	3,800	3,795	3,757	3,787	3,675
Insurance premiums	3,135	9,890	2,954	5,743	2,706	1,229
Miscellaneous fees	2,030	6,601	2,105	4,398	2,184	831
WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver of investment adviser fee	–	–	–	–	–	1,749
Net Expenses	693,942	1,973,936	719,599	1,163,986	597,030	336,033
Net Investment Income (Loss)	(90,338)	218,296	666,627	1,243,630	890,036	82,013
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	6,788,364	22,616,563	1,939,192	(560,825)	17,333	(1,451,660)
Net realized gain on written options	–	65,091	2,889	–	–	29,766
Net change in unrealized appreciation (depreciation) of investments	(31,421,666)	(116,002,639)	(14,752,033)	(27,536,539)	(10,353,144)	(5,666,647)
Net change in unrealized appreciation (depreciation) of written options	–	53,884	–	–	–	–
Net realized and unrealized (loss) on investments	(24,633,302)	(93,267,101)	(12,809,952)	(28,097,364)	(10,335,811)	(7,088,541)
Net (Decrease) in Net Assets Resulting from Operations	$(24,723,640)	$(93,048,805)	$(12,143,325)	$(26,853,734)	$(9,445,775)	$(7,006,528)
*Foreign tax withholding	$–	$16,050	$5,355	$–	$–	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2022	31

Statements of Changes in Net Assets

	WesMark Small Company Fund		WesMark Large Company Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(90,338)	$(606,163)	$218,296	$(357,600)
Net realized gain	6,788,364	24,128,527	22,681,654	25,801,596
Net change in unrealized appreciation (depreciation)	(31,421,666)	1,723,734	(115,948,755)	64,883,254
Net increase (decrease) in net assets resulting from operations	(24,723,640)	25,246,098	(93,048,805)	90,327,250

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	–	(27,541,484)	(200,081)	(29,514,204)
Decrease in net assets from distributions to shareholders	–	(27,541,484)	(200,081)	(29,514,204)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	8,466,817	15,299,257	12,474,960	18,372,976
Shares issued in reinvestment of distributions	–	6,408,336	56,849	8,481,757
Cost of shares redeemed	(6,332,781)	(15,779,816)	(17,590,074)	(48,980,226)
Net increase (decrease) resulting from beneficial interest transactions	2,134,036	5,927,777	(5,058,265)	(22,125,493)
Net Increase (Decrease) in Net Assets	(22,589,604)	3,632,391	(98,307,151)	38,687,553

NET ASSETS:
Beginning of Period	119,737,084	116,104,693	402,773,273	364,085,720
End of Period	$97,147,480	$119,737,084	$304,466,122	$402,773,273

See Notes to Financial Statements which are an integral part of the Financial Statements.

32	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$666,627	$1,228,820	$1,243,630	$1,723,391
Net realized gain (loss)	1,942,081	7,623,128	(560,825)	931,138
Net change in unrealized appreciation (depreciation)	(14,752,033)	8,441,681	(27,536,539)	(5,980,545)
Net increase (decrease) in net assets resulting from operations	(12,143,325)	17,293,629	(26,853,734)	(3,326,016)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(678,775)	(7,186,523)	(1,568,282)	(3,221,768)
Decrease in net assets from distributions to shareholders	(678,775)	(7,186,523)	(1,568,282)	(3,221,768)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	3,478,167	14,566,594	10,539,810	40,640,060
Shares issued in reinvestment of distributions	114,669	1,167,831	124,254	323,238
Cost of shares redeemed	(9,932,205)	(18,755,578)	(15,418,242)	(24,247,563)
Net increase (decrease) resulting from beneficial interest transactions	(6,339,369)	(3,021,153)	(4,754,178)	16,715,735
Net Increase (Decrease) in Net Assets	(19,161,469)	7,085,953	(33,176,194)	10,167,951

NET ASSETS:
Beginning of Period	121,852,431	114,766,478	242,732,782	232,564,831
End of Period	$102,690,962	$121,852,431	$209,556,588	$242,732,782

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2022	33

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund		WesMark Tactical Opportunity Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$890,036	$1,886,732	$82,013	$707,389
Net realized gain (loss)	17,333	244,197	(1,421,894)	4,970,050
Long-term capital gain distributions from other investment
companies	–	–	–	29,022
Net change in unrealized appreciation (depreciation)	(10,353,144)	(1,582,104)	(5,666,647)	537,577
Net increase (decrease) in net assets resulting from operations	(9,445,775)	548,825	(7,006,528)	6,244,038

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(887,029)	(2,137,480)	(252,799)	(5,429,673)
Decrease in net assets from distributions to shareholders	(887,029)	(2,137,480)	(252,799)	(5,429,673)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	2,950,422	10,140,985	2,982,464	6,127,251
Shares issued in reinvestment of distributions	121,670	285,768	4,017	86,696
Cost of shares redeemed	(8,498,615)	(13,594,596)	(2,045,753)	(4,811,104)
Net increase (decrease) resulting from beneficial interest transactions	(5,426,523)	(3,167,843)	940,728	1,402,843
Net Increase (Decrease) in Net Assets	(15,759,327)	(4,756,498)	(6,318,599)	2,217,208

NET ASSETS:
Beginning of Period	114,697,998	119,454,496	47,979,089	45,761,881
End of Period	$98,938,671	$114,697,998	$41,660,490	$47,979,089

See Notes to Financial Statements which are an integral part of the Financial Statements.

34	www.wesmarkfunds.com

Financial Highlights

WesMark Small Company Fund

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$15.66		$16.12	$12.79	$10.63	$13.90	$13.32
Income (Loss) from Investment Operations:
Net Investment Loss	(0.01)		(0.07)	(1.36)	(0.05)	(0.05)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(3.22)		3.64	6.01	2.21	(1.89)	1.81
Total from Investment Operations	(3.23)		3.57	4.65	2.16	(1.94)	1.77

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Realized Gain on Investments	–		(4.03)	(1.32)	–	(1.33)	(1.19)
Total Distributions	–		(4.03)	(1.32)	–	(1.33)	(1.19)
Net Asset Value, End of Period	$12.43		$15.66	$16.12	$12.79	$10.63	$13.90

Total Return	(20.63	)%(1)	23.23%	36.61%	20.32%	(13.72)%	13.19%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.27	%(2)	1.23%	1.27%	1.26%	1.25%	1.24%
Net Investment Loss	(0.17	)%(2)	(0.47)%	(0.37)%	(0.46)%	(0.43)%	(0.33)%
Net Assets Value End of Period (000 omitted)	$97,147		$119,737	$116,105	$96,185	$81,439	$101,061
Portfolio Turnover Rate	18	%(3)	42%	52%	50%	88%	49%

(1)	Total return not annualized for periods less than one full year.

(2)	Ratios for periods of less than a year are annualized.

(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2022	35

Financial Highlights

WesMark Large Company Fund

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$27.41		$23.41		$19.95	$16.80	$20.00	$17.37
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.01		(0.02)		(1.66)	0.04	0.04	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(6.41)		6.08		6.89	4.40	(1.32)	4.19
Total from Investment Operations	(6.40)		6.06		5.23	4.44	(1.28)	4.22

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.01)		(0.00	)(1)	(0.02)	(0.04)	(0.04)	(0.03)
From Net Realized Gain on Investments	–		(2.06)		(1.75)	(1.25)	(1.88)	(1.56)
Total Distributions	(0.01)		(2.06)		(1.77)	(1.29)	(1.92)	(1.59)
Net Asset Value, End of Period	$21.00		$27.41		$23.41	$19.95	$16.80	$20.00

Total Return	(23.33	)%(2)	26.06%		26.31%	26.53%	(6.19)%	24.22%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.15	%(3)	1.12%		1.14%	1.14%	1.13%	1.13%
Net Investment Income/(Loss)	0.13	%(3)	(0.09)%		0.07%	0.23%	0.19%	0.13%
Net Assets Value End of Period (000 omitted)	$304,466		$402,773		$364,086	$331,238	$287,441	$347,982
Portfolio Turnover Rate	13	%(4)	14%		27%	55%	37%	37%

(1)	Less than $0.005 per share.

(2)	Total return not annualized for periods less than one full year.

(3)	Ratios for periods of less than a year are annualized.

(4)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

36	www.wesmarkfunds.com

Financial Highlights

WesMark Balanced Fund

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$14.68		$13.45	$13.31	$11.77	$13.05	$12.30
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.07		0.16	(0.08)	0.23	0.23	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(1.59)		1.96	0.72	2.14	(0.82)	1.09
Total from Investment Operations	(1.52)		2.12	0.64	2.37	(0.59)	1.31

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.08)		(0.17)	(0.22)	(0.23)	(0.23)	(0.21)
From Net Realized Gain on Investments	–		(0.72)	(0.28)	(0.60)	(0.46)	(0.35)
Total Distributions	(0.08)		(0.89)	(0.50)	(0.83)	(0.69)	(0.56)
Net Asset Value, End of Period	$13.08		$14.68	$13.45	$13.31	$11.77	$13.05

Total Return	(10.36	)%(1)	15.85%	5.05%	20.30%	(4.58)%	10.77%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.27	%(2)	1.25%	1.27%	1.25%	1.24%	1.23%
Net Investment Income	1.18	%(2)	1.03%	1.66%	1.74%	1.69%	1.71%
Net Assets Value End of Period (000 omitted)	$102,691		$121,852	$114,766	$112,171	$101,893	$116,398
Portfolio Turnover Rate	12	%(3)	23%	29%	31%	35%	23%

(1)	Total return not annualized for periods less than one full year.

(2)	Ratios for periods of less than a year are annualized.

(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2022	37

Financial Highlights

WesMark Government Bond Fund

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$9.81		$10.08	$9.93	$9.68	$9.77	$9.84
Income (Loss) from Investment Operations:
Net Investment Income	0.05		0.07	0.11	0.19	0.17	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)		(0.21)	0.23	0.27	(0.06)	(0.09)
Total from Investment Operations	(1.09)		(0.14)	0.34	0.46	0.11	0.12

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.06)		(0.13)	(0.19)	(0.21)	(0.20)	(0.19)
Total Distributions	(0.06)		(0.13)	(0.19)	(0.21)	(0.20)	(0.19)
Net Asset Value, End of Period	$8.66		$9.81	$10.08	$9.93	$9.68	$9.77

Total Return	(11.11	)%(1)	(1.35)%	3.46%	4.75%	1.15%	1.20%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.03	%(2)	1.02%	1.03%	1.01%	1.01%	1.00%
Net Investment Income	1.10	%(2)	0.72%	1.09%	1.72%	1.81%	2.19%
Net Assets Value End of Period (000 omitted)	$209,557		$242,733	$232,565	$231,959	$230,250	$249,951
Portfolio Turnover Rate	21	%(3)	40%	51%	37%	17%	26%

(1)	Total return not annualized for periods less than one full year.

(2)	Ratios for periods of less than a year are annualized.

(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

38	www.wesmarkfunds.com

Financial Highlights

WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$10.69		$10.84	$10.67		$10.38		$10.54	$10.36
Income (Loss) from Investment Operations:
Net Investment Income	0.09		0.17	0.18		0.20		0.21	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.98)		(0.13)	0.18		0.30		(0.16)	0.19
Total from Investment Operations	(0.89)		0.04	0.36		0.50		0.05	0.40

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.09)		(0.17)	(0.19)		(0.21)		(0.21)	(0.21)
From Net Realized Gain on Investments	–		(0.02)	(0.00	)(1)	(0.00	)(1)	–	(0.01)
Total Distributions	(0.09)		(0.19)	(0.19)		(0.21)		(0.21)	(0.22)
Net Asset Value, End of Period	$9.71		$10.69	$10.84		$10.67		$10.38	$10.54

Total Return	(8.40	)%(2)	0.43%	3.48%		4.83%		0.47%	3.90%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.14	%(3)	1.11%	1.10%		1.08%		1.09%	1.08%
Net Investment Income	1.70	%(3)	1.61%	1.81%		1.94%		2.00%	2.01%
Net Assets Value End of Period (000 omitted)	$98,939		$114,698	$119,454		$117,868		$114,345	$116,039
Portfolio Turnover Rate	5	%(4)	15%	10%		9%		10%	7%

(1)	Less than $0.005 per share.

(2)	Total return not annualized for periods less than one full year.

(3)	Ratios for periods of less than a year are annualized.

(4)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2022	39

Financial Highlights

WesMark Tactical Opportunity Fund

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Period	$12.16		$11.95	$11.25	$10.01	$10.62	$10.00
Income (Loss) from Investment Operations:
Net Investment Income	0.02		0.19	0.04	0.10	0.05	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.77)		1.45	0.91	1.56	(0.60)	0.80
Total from Investment Operations	(1.75)		1.64	0.95	1.66	(0.55)	0.84

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.06)		(0.13)	(0.04)	(0.11)	(0.04)	(0.05)
From Net Realized Gain on Investments	–		(1.30)	(0.21)	(0.31)	(0.02)	(0.17)
Total Distributions	(0.06)		(1.43)	(0.25)	(0.42)	(0.06)	(0.22)
Net Asset Value, End of Period	$10.35		$12.16	$11.95	$11.25	$10.01	$10.62

Total Return	(14.41	)%(2)	13.94%	8.48%	16.61%	(5.20)%	8.33	%(2)

RATIOS TO AVERAGE NET ASSETS

Net Expenses(3)	1.49	%(4)	1.44%	1.50%	1.46%	1.56%	1.75	%(4)
Net Investment Income(3)(5)	0.36	%(4)	1.45%	0.36%	0.91%	0.55%	0.50	%(4)
Expense Waiver/Reimbursement(6)	(0.01	)%(4)	–	–	–	–	0.23	%(4)
Net Assets Value End of Period (000 omitted)	$41,660		$47,979	$45,762	$41,452	$35,734	$28,023
Portfolio Turnover Rate	49	%(7)	78%	169%	152%	145%	88%

(1)	The WesMark Tactical Opportunity Fund commenced operations on March 1, 2017.

(2)	Total return not annualized for periods less than one full year.

(3)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying investment companies in which the Fund invests.

(4)	Ratios for periods of less than a year are annualized.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(7)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

40	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2022 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

››	Fixed-income securities acquired with remaining maturities greater than 60 days are valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued using price evaluations provided by a pricing service approved by the Trustees. They may also be valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates value.

››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Semi-Annual Report | June 30, 2022	41

Notes to Financial Statements

June 30, 2022 (Unaudited)

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation approach used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation approach. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

42	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Funds’ investments carried at fair value:

Small Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$83,367,059	$–	$–	$83,367,059
Exchange Traded Funds	4,632,606	–	–	4,632,606
Short Term Investments	7,866,073	–	–	7,866,073
Total	$95,865,738	$–	$–	$95,865,738

Large Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$282,092,661	$–	$–	$282,092,661
Exchange Traded Funds	8,158,622	–	–	8,158,622
Short Term Investments	11,496,341	–	–	11,496,341
Total	$301,747,624	$–	$–	$301,747,624

Other Financial Instruments

Liabilities
Written Options	$(7,538)	$–	$–	$(7,538)
Total	$(7,538)	$–	$–	$(7,538)

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$65,617,937	$–	$–	$65,617,937
Exchange Traded Funds	4,421,031	–	–	4,421,031
Corporate Bonds	–	23,536,298	–	23,536,298
U.S. Government Agency - Collateralized Mortgage Obligations	–	929,504	–	929,504
Commercial Mortgage-Backed Securities	–	1,474,804	–	1,474,804
U.S. Government Agency - Mortgage-Backed Securities	–	3,481,340	–	3,481,340
Taxable Municipal Bonds	–	2,595,893	–	2,595,893
Short Term Investments	943,264	–	–	943,264
Total	$70,982,232	$32,017,839	$–	$103,000,071

Semi-Annual Report | June 30, 2022	43

Notes to Financial Statements

June 30, 2022 (Unaudited)

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$1,553,408	$–	$1,553,408
U.S. Government Agency - Collateralized Mortgage Obligations	–	140,079,055	–	140,079,055
U.S. Government Agency - Mortgage- Backed Securities	–	34,319,670	–	34,319,670
Taxable Municipal Bonds	–	45,798,700	–	45,798,700
Short Term Investments	2,236,945	–	–	2,236,945
Total	$2,236,945	$221,750,833	$–	$223,987,778

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$98,226,169	$–	$98,226,169
Short Term Investments	230,900	–	–	230,900
Total	$230,900	$98,226,169	$–	$98,457,069

Tactical Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$38,370,126	$–	$–	$38,370,126
Short Term Investments	3,336,829	–	–	3,336,829
Total	$41,706,955	$–	$–	$41,706,955

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2022. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund, and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, Government Bond Fund, West Virginia Municipal Bond Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

44	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2022 (Unaudited)

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the period ended June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Semi-Annual Report | June 30, 2022	45

Notes to Financial Statements

June 30, 2022 (Unaudited)

Option contracts (options) - are rights to buy or sell a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities. There were no options held as of June 30, 2022.

A Fund may buy and/or sell the following types of options:

Call Options – A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; or

››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options – A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; or

››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2022:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Large Company Fund
Equity Contracts (Written Options)	N/A	N/A	Written options, at value	$7,538
Total		–		$7,538

46	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2022 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2022:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Large Company Fund
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$65,091	$53,884
Total		$65,091	$53,884
Balanced Fund
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$2,889	$–
Total		$2,889	$–
Tactical Opportunity Fund
Equity Contracts (Purchased Options)	Net realized gain (loss) on investments/Net change in unrealized appreciation (depreciation) on investments	$0	$0
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$29,766	$–
Total		$29,766	$0

The Large Company Fund, Balanced Fund and Tactical Opportunity Fund had average monthly written call option notional value of $1,881,449, $234,337 and $291,325, respectively, during the period ended June 30, 2022.

Market Risk – The Funds may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

The public health crisis caused by the novel coronavirus disease known as COVID-19 has become a pandemic that has resulted in, and may continue to result in, significant global economic and market volatility. COVID-19 has caused, and may continue to cause, societal disruptions such as quarantines, travel restrictions, workforce displacement and loss of resources. There is significant uncertainty surrounding the magnitude, duration, reach, costs and other effects of the COVID-19 pandemic, including actions that have been or could be taken by governmental authorities or other third parties. The impacts, as well as the uncertainty over impacts yet to unfold, of COVID-19 – and any other infectious illness outbreaks, epidemics, pandemics or other public health crises that may arise in the future – could negatively affect economies and markets in ways that cannot be foreseen.

Semi-Annual Report | June 30, 2022	47

Notes to Financial Statements

June 30, 2022 (Unaudited)

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Small Company Fund
Shares sold	607,956	891,447
Shares issued to shareholders in payment of distributions declared	–	426,654
Shares redeemed	(442,053)	(871,546)
Net increase resulting from share transactions	165,903	446,555
Common shares outstanding, end of period	7,814,318	7,648,415

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Large Company Fund
Shares sold	530,693	709,056
Shares issued to shareholders in payment of distributions declared	2,776	315,451
Shares redeemed	(730,996)	(1,884,187)
Net decrease resulting from share transactions	(197,527)	(859,680)
Common shares outstanding, end of period	14,497,643	14,695,170

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Balanced Fund
Shares sold	248,251	1,008,176
Shares issued to shareholders in payment of distributions declared	8,308	80,283
Shares redeemed	(703,205)	(1,319,080)
Net decrease resulting from share transactions	(446,646)	(230,621)
Common shares outstanding, end of period	7,853,956	8,300,602

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Government Bond Fund
Shares sold	1,133,842	4,084,453
Shares issued to shareholders in payment of distributions declared	13,696	32,519
Shares redeemed	(1,704,046)	(2,433,837)
Net increase/(decrease) resulting from share transactions	(556,508)	1,683,135
Common shares outstanding, end of period	24,196,663	24,753,171

48	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2022 (Unaudited)

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
West Virginia Municipal Bond Fund
Shares sold	291,422	942,015
Shares issued to shareholders in payment of distributions declared	12,090	26,618
Shares redeemed	(840,893)	(1,263,228)
Net decrease resulting from share transactions	(537,381)	(294,595)
Common shares outstanding, end of period	10,190,319	10,727,700

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Tactical Opportunity Fund
Shares sold	262,530	486,751
Shares issued to shareholders in payment of distributions declared	358	7,245
Shares redeemed	(184,125)	(378,269)
Net increase resulting from share transactions	78,763	115,727
Common shares outstanding, end of period	4,023,723	3,944,960

4. FEDERAL TAX INFORMATION AND TAX BASIS

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences were primarily attributable to non-deductible excise taxes paid. For the Funds’ most recent period ended June 30, 2022, permanent differences identified and reclassified among the components of net assets were as follows:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes (includes cost of derivatives)
Small Company Fund	$28,734,903	$(6,328,844)	$22,406,059	$73,459,679
Large Company Fund	$156,714,706	$(7,596,177)	$149,118,529	$152,629,095
Balanced Fund	$26,597,168	$(3,690,699)	$22,906,469	$80,093,602
Government Bond Fund	$184,136	$(27,530,129)	$(27,345,993)	$251,333,771
West Virginia Municipal Bond Fund	$550,099	$(6,104,957)	$(5,554,858)	$104,011,927
Tactical Opportunity Fund	$3,060,044	$(2,311,888)	$748,156	$40,958,799

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Funds is attributable to wash sales, deferred dividends, and certain other investments.

Semi-Annual Report | June 30, 2022	49

Notes to Financial Statements

June 30, 2022 (Unaudited)

The tax character of distributions as reported on the Statements of Changes in Net Assets for the year ended December 31, 2021 was as follows:

	For Year Ended December 31, 2021
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Small Company Fund	$–	$2,835,651	$24,705,833	$27,541,484
Large Company Fund	$–	$2,672,193	$26,842,011	$29,514,204
Balanced Fund	$–	$2,414,119	$4,772,404	$7,186,523
Government Bond Fund	$–	$3,221,768	$–	$3,221,768
West Virginia Municipal Bond Fund	$1,853,582	$33,405	$250,493	$2,137,480
Tactical Opportunity Fund	$–	$3,174,726	$2,254,947	$5,429,673

As of December 31, 2021, the Funds most recent year end, the components of distributable earnings on a tax basis was as follows:

Fund Name	Undistributed net investment income	Accumulated net realized gain (loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation (depreciation) on investments	Total
Small Company Fund	$–	$4,665,296	$(508,573)	$53,860,959	$58,017,682
Large Company Fund	$–	$8,163,872	$–	$265,068,942	$273,232,814
Balanced Fund	$197,947	$1,826,431	$7,452	$37,647,901	$39,679,731
Government Bond Fund	$139,018	$(3,086,661)	$–	$190,546	$(2,757,097)
West Virginia Municipal Bond Fund	$–	$(876)	$–	$4,798,286	$4,797,410
Tactical Opportunity Fund	$363,674	$282,704	$–	$6,430,166	$7,076,544

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2021, the following amounts are available as carry forwards to the next tax year:

	Non expiring
Fund Name	ST	LT
Government Bond Fund	$1,638,604	$1,448,057

The Funds elect to defer to the period ending December 31, 2022, capital losses recognized during the period November 1, 2021 to December 31, 2021 in the amount of:

Fund Name	Capital Losses
Small Company Fund	$508,573
West Virginia Municipal Bond Fund	$876

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above.

50	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2022 (Unaudited)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee, accrued daily and paid monthly, equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Fund	0.75%
Large Company Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%
Tactical Opportunity Fund	0.75%

The Adviser is contractually obligated to waive a portion of its fees and reimburse other expenses until March 1, 2023 in amounts necessary to limit the Tactical Opportunity Fund’s operating expenses (including the organizational expenses of the Fund, but excluding interest expense, fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75%. This expense limitation arrangement may not be terminated by the Adviser prior to such date unless such termination is approved by the Trustees. The Adviser is entitled to recoup any of the fees or expenses waived or reimbursed within this expense limitation arrangement.

For the period ended June 30, 2022, the Adviser waived $1,749 of expenses under the expense limitation agreement.

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on the daily average aggregate net assets of the Trust for the period, subject to an annual minimum (on the Trust level). The annual minimum fee will be allocated among the Funds using an equal per-Fund allocation. Any remaining amounts of the minimum fee after the per-Fund allocation will be allocated among the Funds based upon the relative net assets of each Fund.

Transfer Agent Fee – ALPS is the Transfer Agent and Dividend Disbursing Agent for the Funds. ALPS receives an annual base fee per Fund in addition to certain out-of-pocket expenses.

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”), an affiliate of ALPS, serves as the Funds’ distributor. The Funds currently have no active distribution plan pursuant to Rule 12b-1 under the ACT.

Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank ("WesBanco", an affiliate of the Adviser) and other financial institutions, the Funds may pay WesBanco as well as other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and other financial institutions may voluntarily choose to waive any portion of their fee, which arrangement they can modify or terminate at any time at their sole discretion.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Semi-Annual Report | June 30, 2022	51

Notes to Financial Statements

June 30, 2022 (Unaudited)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended June 30, 2022 were as follows:

Fund	Purchases	Sales
Small Company Fund	$18,572,095	$22,374,665
Large Company Fund	45,824,798	63,040,355
Balanced Fund	11,286,230	14,437,587
Government Bond Fund	56,612,787	43,724,133
West Virginia Municipal Bond Fund	5,022,143	7,934,494
Tactical Opportunity Fund	21,390,008	21,037,501

Purchases and Sales of U.S. Government Securities, other than short-term securities, for the period ended June 30, 2022 were as follows:

Fund	Purchases	Sales
Balanced Fund	$160,750	$500,000
Government Bond Fund	10,358,276	3,774,393

7. CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of June 30, 2022, 30% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8. COMPENSATION OF TRUSTEES

None of the Trustees are entitled to receive any retirement, pension plan or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

Robert Kirkbride served as an Interested Trustee and Chairman until his retirement on January 31, 2022.

9. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued guidance providing optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR (London Interbank Offered Rate) or other interbank-offered based reference rates as of the end of December 2021. Management continues to evaluate the impact of the guidance and may apply other elections, as applicable, as the expected market transition to alternative reference rates evolves.

52	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2022 (Unaudited)

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Shareholder Distributions for the Balanced Fund: On July 29, 2022, the Balanced Fund paid a monthly distribution of $0.023 per share to common shareholders of record as of July 20, 2022.

Shareholder Distributions for Government Bond Fund and West Virginia Municipal Bond Fund: On August 1, 2022, the Government Bond Fund and the West Virginia Municipal Bond Fund paid daily distributions declared from July 1, 2022 to July 31, 2022 totaling $0.015 and $0.016 per share, respectively, to common shareholders.

Semi-Annual Report | June 30, 2022	53

Shareholder Expense Example

June 30, 2022 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

ACTUAL EXPENSES

The first line of the table below (“Actual Fund Return”) provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expense Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each fund of the table below (“Hypothetical Fund Return”) provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below (“Hypothetical Fund Return”) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Fund
Actual Fund Return	$ 1,000.00	$ 793.70	$ 5.65	1.27%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,018.50	$ 6.36	1.27%
WesMark Large Company Fund
Actual Fund Return	$ 1,000.00	$ 766.70	$ 5.04	1.15%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
WesMark Balanced Fund
Actual Fund Return	$ 1,000.00	$ 896.40	$ 5.97	1.27%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,018.50	$ 6.36	1.27%
WesMark Government Bond Fund
Actual Fund Return	$ 1,000.00	$ 888.90	$ 4.82	1.03%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,019.69	$ 5.16	1.03%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$ 1,000.00	$ 916.00	$ 5.42	1.14%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,019.14	$ 5.71	1.14%
WesMark Tactical Opportunity Fund
Actual Fund Return	$ 1,000.00	$ 855.90	$ 6.86	1.49%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,017.41	$ 7.45	1.49%

(1)	Expenses are equal to the Funds' annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

(2)	Annualized, based on the Fund's most recent fiscal half-year expenses.

54	www.wesmarkfunds.com

Board of Trustees and Trust Officers

June 30, 2022 (Unaudited)

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are “interested persons” of the Funds (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The WesMark Fund Complex consists of one Investment Company (comprising six portfolios). Unless otherwise noted, each Officer is elected annually; each Board member oversees all portfolios in the WesMark Fund Complex; and serves for an indefinite term.

Name, Year of Birth, Address* and Date Service Began	Principal Occupations in Past Five Years, other Directorships Held and Previous Positions
Independent Trustees
Lawrence E. Bandi (1954) TRUSTEE Began serving September 2004

Principal Occupations: Retired

Other Directorships: Welty Corporation, St. Vincent’s de Paul Parish School.

Previous Positions: President, Central Catholic High School (Education); President and Chief Executive Officer, Valley National Gases, Inc. (Gas Supplier); Chief Financial Officer & Vice President, West Virginia Northern Community College (Education); VP & CFO MPD Corporation (Hospitality).

Jordan A. Miller, Jr. (1951) TRUSTEE Began serving March 1, 2021

Principal Occupation: Retired

Previous Positions and Directorships: Regional Chairman Fifth Third Bank Central Ohio (National Bank); Regional CEO and President Fifth Third Bank Central Ohio (Commercial, Consumer, and Private banking); Managing Director of Fifth Third Advisor Services (Investment Management); CEO Fifth Third Bank Investments a FINRA registered broker dealer (Investment Management).

Gary J. Madich, CFA. (1955) TRUSTEE Began serving November 2020

Principal Occupation: Retired

Other Directorships: Managing Director/CEO Global Fixed Income and previously Managing Director/Global CIO Fixed Income, JPMorgan Investment Management (Investment Management); Senior Managing Director/ CIO Fixed Income, Banc One Investment Advisors (Investment Management); Senior Vice President and Senior Portfolio Manager Fixed Income, Federated Investors (Investment Management).

Interested Trustees
J. Christopher Gardill** (1976) CHAIRMAN AND TRUSTEE Began serving August 2015	Principal Occupations: Member, Phillips, Gardill, Kaiser & Altmeyer, PLLC (private law firm). Other Directorships: Board Member, Wheeling Vintage Raceboat Regatta (Private Organization).

*	All Trustees may be reached via the Funds at 1290 Broadway, Suite 1000, Denver, CO, 80203.

**	Mr. Gardill has served as Chairman since February 1, 2022. Mr. Gardill is an interested person due to his affiliation with Phillips, Gardill, Kaiser & Altmeyer, PLLC who serves as legal counsel to WesBanco Inc. and WesBanco Bank. The Funds’ investment adviser, WesBanco Investment Department, is a division of WesBanco Bank, Inc., a wholly owned subsidiary of WesBanco, Inc. Mr. Gardill was also an independent consultant to the Trust Committee of WesBanco Bank, Inc.

Semi-Annual Report | June 30, 2022	55

Board of Trustees and Trust Officers

June 30, 2022 (Unaudited)

The name, address, age and principal occupations for the past five years of the officers of the Trust are listed below. Each officer serves as an officer of the six fund portfolios that comprise the Trust.

Name, Year of Birth and Address*	Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Officers
Scott Love (1976)	CHIEF EXECUTIVE OFFICER, PRESIDENT Began Serving: March 2020	Principal Occupations: Co-Portfolio Manager of the WesMark Funds; Executive Vice President, WesBanco Trust and Investment Services. Previous Positions: Vice President of the WesMark Funds.
Jennifer S. Roth (1975)	CHIEF COMPLIANCE OFFICER Began Serving: August 2019

Principal Occupations: Chief Compliance Officer of the WesMark Funds; Chief Compliance Officer and Senior Vice President of WesBanco Investment Department and WesBanco Trust and Investment Services; Registered Principal WesBanco Securities, Inc.

Previous Positions: Chief Compliance Officer/Compliance Manager, Global Alternative Investment Services, Inc., 2015 to August 2019.

Steven Kellas (1966)	CHIEF FINANCIAL OFFICER, TREASURER Began Serving: January 2013	Principal Occupation: Co-Portfolio Manager, Treasurer and Chief Financial Officer of the WesMark Funds, Executive Vice President WesBanco Trust and Investment Services.
Todd P. Zerega (1974)	SECRETARY Began Serving: September 2004	Principal Occupations: Partner, Perkins Coie LLP.
Nicholas Adams (1983)	ASSISTANT SECRETARY Began Serving: March 2022	Principal Occupation: Principal Legal Counsel SS&C ALPS since 2022. Previous Positions: VP, Senior Legal Counsel, SS&C ALPS from 2015-2020.
Ryan Johanson (1982)	ASSISTANT TREASURER Began Serving: March 2022

Principal Occupation: Fund Controller, SS&C ALPS since 2016 and serves as Treasurer on Clough Funds Trust, Cambria ETF Trust and the ALPHA Alternative Assets Fund.

Previous Positions: Financial Reporting Manager, ALPS from 2014 to 2016.

56	www.wesmarkfunds.com

Board Review of Advisory Contract

June 30, 2022 (Unaudited)

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2022 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). Prior to the May meeting the Board considered the materials to be requested from the Adviser in connection with their consideration of the renewal of the investment advisory agreement. Following a review and approval by the Funds’ Independent Trustees in executive session at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one-year period commencing on May 31, 2022. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short-and long-term performance (in absolute terms, and when compared to certain competitor or “peer group” funds and/or other market benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the primary service providers to the Funds; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day-to-day management of the Funds and considered the functioning of the portfolio management teams for the Funds. The Board discussed the Funds’ positioning in the marketplace and the Adviser’s execution on the investment strategy for each Fund. The Board concluded it was satisfied with the capabilities and commitment of the Adviser to provide high quality service to the Funds.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful, given the high degree of competition within the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser assist in the provision of asset management services for clients of affiliates of the Adviser. The Board is aware of these arrangements and is briefed on any material changes to these arrangements.

The Board reviewed the one-year and three-year periods of each Fund in comparison to the performance of the average of each Fund’s respective peer group. For the one-year period, the performance of the WesMark Balanced Fund, the WesMark Government Bond Fund, and the WesMark Tactical Opportunity Fund was above the average of their respective peer group. The performance of the WesMark Large Company Fund, the WesMark Small Company Fund and the WesMark West Virginia Municipal Bond Fund was below the respective peer group average for the one-year period. For the three-year period, the performance of the WesMark Large Company Fund, the WesMark Small Company Fund, and the WesMark Tactical Opportunity Fund was above the average of their respective peer group. The performance of the WesMark Balanced Fund, the WesMark Governement Bond Fund, and the WesMark West Virginia Municipal Bond Fund was below the respective peer group average for the three-year period. The Board also reviewed the performance of the Funds for the first quarter of 2022. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. Overall the Board concluded that it was satisfied with the Advisor’s capabilities, undertakings and the commitment of the Adviser to provide high quality services to the Funds. The Board will continue to monitor these efforts and performance of the Funds.

Semi-Annual Report | June 30, 2022	57

Board Review of Advisory Contract

June 30, 2022 (Unaudited)

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Fund’s fees, including gross advisory fees, for the calendar year ending December 31, 2021, to a peer group including the applicable WesMark Fund compiled by the independent rating organization. The report indicated that the gross investment advisory fee for the WesMark Government Bond Fund, WesMark Large Company Fund, and the WesMark West Virginia Municipal Bond Fund were above the median for their respective peer groups, the gross investment advisory fee for the WesMark Small Company Fund and the WesMark Tactical Opportunity Fund were below the median for their respective peer groups, and the gross investment advisory fee for the WesMark Balanced Fund was approximately at the median for the selected peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios verses those of the selected peer groups. Based on the review of the report, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive and was satisfied with the nature, extent and quality of the Adviser’s services. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that, each of the Funds is still of relatively small size relative to many of its peers and had not experienced meaningful asset growth over the past year. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the Adviser in managing the Funds. However, the Board noted that shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds.

The Board also receives financial information about the Adviser, including information on the profitability of the Adviser on a fund-by-fund basis. Although the Board considered the profitability of the Adviser on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is difficult to estimate satisfactorily as it involves making certain assumptions in the allocation of expenses and is a relatively minor consideration in its overall evaluation. The Board therefore determined that, although the Adviser’s profitability did not seem excessive, the profitability analysis was of limited value.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker-dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and did not seem unreasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of custody and shareholder servicing did not appear unreasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board does not consider any one factor to be determinative and based its decision to approve the Funds’ investment advisory contract with the Adviser on the totality of the circumstances and with a view of past and future long-term considerations. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

58	www.wesmarkfunds.com

Additional Information

June 30, 2022 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-PORT. These filings are also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

NOTICE TO STOCKHOLDERS

For the year ended December 31, 2021, 98.29% of the distributions from net investment income for West Virginia Municipal Bond Fund are exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2021, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Small Company Fund	42.71%
Large Company Fund	58.81%
Balanced Fund	82.15%
Tactical Opportunity Fund	7.62%

For the year ended December 31, 2021, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Small Company Fund	42.63%
Large Company Fund	59.95%
Balanced Fund	83.46%
Tactical Opportunity Fund	14.10%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Small Company Fund, West Virginia Municipal Bond Fund, Large Company Fund, Balanced Fund, and Tactical Opportunity Fund designated $24,705,833, $250,493, $26,842,011, $4,772,404, and $2,254,947, respectively as long-term capital gain dividends.

Semi-Annual Report | June 30, 2022	59

Glossary of Terms

June 30, 2022 (Unaudited)

Basis points – a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Collateralized Mortgage Obligation – complex mortgage backed securities that allocate payments and prepayments from an underlying mortgage pools among holders of different classes or tranches of the CMO.

Commercial Mortgage Securities (CMBS) – fixed-income investment products that are backed by mortgages on commercial properties rather than residential real estate.

Consumer Price Index (CPI) – a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Covered call – an options strategy where an investor holds a long position in an asset and writes (sells) call options on that same asset to generate an income stream.

Duration – a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Fannie Mae and Freddie Mac – government sponsored entities that receive support through federal subsidies, loan or other benefits.

Floating rate debt – a debt instrument with a variable interest rate.

HFRI Fund of Funds Composite Index – The Hedge Fund Research, Inc. (HFRI) Fund of Funds Composite Index is an equal weighted index that consists of over 800 constituent hedge funds, including both domestic and offshore funds.

LIBOR – London Interbank Offered Rate – a benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans.

Maturity – maturity date refers to the final payment date of a loan or other financial instrument, at which point the principal (and all remaining interest) is due to be paid.

Mortgage Backed Securities – a type of asset-backed security that is secured by a mortgage or collection of mortgages.

Mortgage Pool – a group of mortgages with similar interest rates and maturity dates “pooled together” for the issuance of a mortgage-backed security. Some mortgage-backed securities issued by Fannie Mae, Freddie Mac and Ginnie Mae are known as "pools" themselves. These are the simplest form of mortgage-backed security.

MSCI All World index – The MSCI All World Index captures large and mid-c stocks across 23 developed and 27 emerging markets.

MSCI EAFA Index – The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 Developed Markets countries around the world, excluding the US and Canada.

MSCI Emerging Markets Index – The MSCI Emerging Markets Index captures large and mid cap representation across 27 Emerging Markets (EM) countries.

Options – a contract which offers the buyer the right, but not the obligation, to buy (call option) or sell (put option) the underlying asset at an agreed-upon price during a certain period of time or on a specific date.

Russell 2000 Index – an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

S&P 500 – a market-capitalization-weighted index of the 500 largest publicly-traded companies in the U.S.

60	www.wesmarkfunds.com

Glossary of Terms

June 30, 2022 (Unaudited)

S&P 600 – An index of small-cap stocks managed by Standard and Poor's. The S&P 600 SmallCap Index covers a broad range of small cap stocks in the United States. The index is weighted according to market capitalization and covers about 3-4% of the total market for equities in the United States.

VIX Index – The Volatility Index, or VIX, is a real-time market index created by the Chicago Board Options Exchange (CBOE), that represents the market's expectation of 30-day forward-looking volatility. Derived from the price inputs of the S&P 500 index options, it provides a measure of market risk and investors' sentiments.

Yield – the income return on an investment, such as the interest or dividends received from holding a particular security.

Yield curve – a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates.

Yield spread – the difference between yields on differing debt instruments of varying maturities, credit ratings and risk, calculated by deducting the yield of one instrument from another.

Investment Ratings:

Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long-Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa
Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.	A	A
Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.	BBB	Baa
Judged to have speculative elements, but has less near-term vulnerability to default than other speculative=e issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.	BB	Ba
Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.	B	B
Currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC-debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

Credit rating firms, such as Standard & Poor's and Moody's, use different designations consisting of upper-and lower-case letters 'A' and 'B' to identify a bond's credit quality rating. 'AAA' and 'AA' (high credit quality) and 'A' and 'BBB' (medium credit quality) are considered investment grade. Credit ratings for bonds below these designations ('BB', 'B', 'CCC', etc.) are considered low credit quality, and are commonly referred to as "junk bonds."

Semi-Annual Report | June 30, 2022	61

WesMark Funds℠

WesMark Small Company Fund	» WMKSX
WesMark Large Company Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

WesBanco

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc.

ALPS Distributors, Inc., Distributor

Must be accompanied or preceded by a Prospectus.

WMK000565

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/Scott Love
Scott Love President and Chief Executive Officer (Principal Executive Officer)

Date	September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/Scott Love
Scott Love President and Chief Executive Officer (Principal Executive Officer)

Date	September 6, 2022

By	/s/ Steven Kellas
Steven Kellas Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	September 6, 2022